                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09599

                            STATE STREET MASTER FUNDS
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5501
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                  Copy to:

       David James, Secretary                    Timothy W. Diggins, Esq.
 Vice President and Managing Counsel                 Ropes & Gray LLP
 State Street Bank and Trust Company             One International Place
 4 Copley Place, 5th floor CPH 0326          Boston, Massachusetts 02110-2624
     Boston, Massachusetts 02116

Registrant's telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1: SHAREHOLDER REPORT

                            STATE STREET MASTER FUNDS

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2010
                                   (UNAUDITED)


                       STATE STREET MONEY MARKET PORTFOLIO

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO

                STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

STATE STREET MASTER FUNDS

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the below listed portfolios (the "Portfolios"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2010 to June 30, 2010.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2010


-----------------------------------------------------------------------------------------
                                             BEGINNING          ENDING      EXPENSES PAID
                                           ACCOUNT VALUE    ACCOUNT VALUE       DURING
                                          JANUARY 1, 2010   JUNE 30, 2010      PERIOD *
-----------------------------------------------------------------------------------------
BASED ON ACTUAL PORTFOLIO RETURN
-----------------------------------------------------------------------------------------

Money Market Portfolio                       $1,000.00        $1,000.70         $0.60
-----------------------------------------------------------------------------------------

Tax Free Money Market Portfolio              $1,000.00        $1,000.60         $0.64
-----------------------------------------------------------------------------------------

U.S. Government Money Market Portfolio       $1,000.00        $1,000.20         $0.60
-----------------------------------------------------------------------------------------

Treasury Money Market Portfolio              $1,000.00         $999.90          $0.60
-----------------------------------------------------------------------------------------

Treasury Plus Money Market Portfolio         $1,000.00        $1,000.00         $0.64
-----------------------------------------------------------------------------------------


STATE STREET MASTER FUNDS

-----------------------------------------------------------------------------------------
                                             BEGINNING          ENDING      EXPENSES PAID
                                           ACCOUNT VALUE    ACCOUNT VALUE       DURING
                                          JANUARY 1, 2010   JUNE 30, 2010      PERIOD *
-----------------------------------------------------------------------------------------
BASED ON HYPOTHETICAL (5% RETURN BEFORE
  EXPENSES)
-----------------------------------------------------------------------------------------
Money Market Portfolio                       $1,000.00        $1,024.20         $0.60
-----------------------------------------------------------------------------------------
Tax Free Money Market Portfolio              $1,000.00        $1,024.15         $0.65
-----------------------------------------------------------------------------------------
U.S. Government Money Market Portfolio       $1,000.00        $1,024.20         $0.60
-----------------------------------------------------------------------------------------
Treasury Money Market Portfolio              $1,000.00        $1,024.20         $0.60
-----------------------------------------------------------------------------------------
Treasury Plus Money Market Portfolio         $1,000.00        $1,024.15         $0.65
-----------------------------------------------------------------------------------------



  * The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio's annualized average weighted expense ratio as of June 30, 2010 was as follows:

  Money Market Portfolio                         0.12%
  ----------------------------------------------------

  Tax Free Money Market Portfolio                0.13%
  ----------------------------------------------------

  U.S. Government Money Market Portfolio         0.12%
  ----------------------------------------------------

  Treasury Money Market Portfolio                0.12%
  ----------------------------------------------------

  Treasury Plus Money Market Portfolio           0.13%
  ----------------------------------------------------


  The dollar amounts shown as "Expenses Paid "are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                             JUNE 30, 2010
--------------------------------------------------------------------------------
Yankee Certificates of Deposit                                              39.7%
--------------------------------------------------------------------------------
Repurchase Agreements                                                       31.9
--------------------------------------------------------------------------------
Commercial Paper                                                            15.1
--------------------------------------------------------------------------------
Eurodollar Certificates of Deposit                                           6.6
--------------------------------------------------------------------------------
Bank Notes                                                                   4.3
--------------------------------------------------------------------------------
Time Deposit                                                                 1.3
--------------------------------------------------------------------------------
U.S. Government Agency Obligations                                           0.9
--------------------------------------------------------------------------------
Corporate Obligation                                                         0.2
--------------------------------------------------------------------------------
Other Assets In Excess of Liabilities                                        0.0
--------------------------------------------------------------------------------
TOTAL                                                                      100.0%
--------------------------------------------------------------------------------




MATURITY LADDER*                                                   JUNE 30, 2010
--------------------------------------------------------------------------------
Overnight (1 Day)                                                           33.2%
--------------------------------------------------------------------------------
2-30 Days                                                                   33.8
--------------------------------------------------------------------------------
31-60 Days                                                                  14.5
--------------------------------------------------------------------------------
61-90 Days                                                                  14.4
--------------------------------------------------------------------------------
Over 90 Days                                                                 4.1
--------------------------------------------------------------------------------
TOTAL                                                                      100.0%
--------------------------------------------------------------------------------
Average days to maturity                                                      29
--------------------------------------------------------------------------------


* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       See Notes to Financial Statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)


NAME OF ISSUER                             INTEREST    MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                           RATE        DATE          AMOUNT             COST
------------------                         --------   ----------   --------------   ---------------
COMMERCIAL PAPER - 15.1%
ASSET BACKED COMMERCIAL PAPER CREDIT
  ARBITRAGE - 2.6%
  Aspen Funding Corp.(a)                     0.274%   07/06/2010   $  175,000,000   $   174,993,437
  Solitaire Funding LLC(a)                   0.304%   07/08/2010      112,000,000       111,993,467
  Solitaire Funding LLC(a)                   0.315%   07/16/2010       95,000,000        94,987,729
  Solitaire Funding LLC(a)                   0.315%   07/19/2010       60,000,000        59,990,700
  Solitaire Funding LLC(a)                   0.365%   08/02/2010       30,000,000        29,990,400
  Solitaire Funding LLC(a)                   0.589%   09/15/2010       30,000,000        29,963,267
                                                                                    ---------------
                                                                                        501,919,000
                                                                                    ---------------

ASSET BACKED COMMERCIAL PAPER
  HYBRID - 1.9%
  Argento Variable Funding Company LLC(b)    0.340%   07/26/2010      115,000,000       114,972,847
  Cancara Asset Securitisation LLC(a)        0.508%   08/05/2010       65,000,000        64,968,403
  Cancara Asset Securitisation LLC(a)        0.508%   08/16/2010      185,000,000       184,881,806
                                                                                    ---------------
                                                                                        364,823,056
                                                                                    ---------------

ASSET BACKED COMMERCIAL PAPER RECEIVABLES
  AND SECURITIES - 3.1%
  Gemini Securitization Corp.(a)             0.260%   07/06/2010      250,000,000       249,990,972
  Royal Park Investments Funding Corp.(a)    0.183%   08/03/2010       85,000,000        84,968,833
  Straight-A Funding (Series 1)(a)           0.396%   08/03/2010      251,589,000       251,499,057
                                                                                    ---------------
                                                                                        586,458,862
                                                                                    ---------------

BANK DOMESTIC - 0.5%
  JPMorgan Chase & Co.                       0.210%   07/06/2010      100,000,000        99,997,083
                                                                                    ---------------

BANK FOREIGN - 4.5%
  Australia & New Zealand Banking Group
     Ltd.
     (Next Rate Reset Date:
     07/26/2010)(a)(c)                       0.397%   11/23/2010       45,000,000        45,000,000
  Commonwealth Bank of Australia(a)          0.274%   07/06/2010      256,000,000       255,990,400
  DnB NOR Bank ASA(a)                        0.452%   09/23/2010      450,000,000       449,532,750
  Nordea North America, Inc./DE              0.300%   08/03/2010      100,000,000        99,972,500
                                                                                    ---------------
                                                                                        850,495,650
                                                                                    ---------------

FINANCE NON-CAPTIVE DIVERSIFIED - 2.5%
  General Electric Capital Corp.             0.250%   07/22/2010      100,000,000        99,985,417
  General Electric Capital Corp.             0.274%   07/28/2010      120,000,000       119,975,700
  General Electric Capital Corp.             0.280%   08/05/2010      225,000,000       224,938,750
  General Electric Capital Corp.             0.530%   10/13/2010       39,000,000        38,941,413
                                                                                    ---------------
                                                                                        483,841,280
                                                                                    ---------------
TOTAL COMMERCIAL PAPER                                                                2,887,534,931
                                                                                    ---------------

EURO CERTIFICATES OF DEPOSIT - 6.6%
BANK FOREIGN - 6.6%
  Australia & New Zealand Banking Group
     Ltd.                                    0.460%   09/20/2010      125,000,000       125,005,614
  ING Bank NV                                0.330%   08/03/2010      100,000,000       100,000,000


                       See Notes to Financial Statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                             INTEREST    MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                           RATE        DATE          AMOUNT             COST
------------------                         --------   ----------   --------------   ---------------
EURO CERTIFICATES OF DEPOSIT (CONTINUED)
BANK FOREIGN (CONTINUED)

  ING Bank NV                                0.340%   08/16/2010   $  150,000,000   $   150,000,000
  ING Bank NV                                0.500%   08/18/2010      200,000,000       200,000,000
  ING Bank NV                                0.390%   09/01/2010      150,000,000       150,000,000
  ING Bank NV                                0.540%   09/27/2010      200,000,000       200,000,000
  National Australia Bank Ltd.               0.463%   09/22/2010      200,000,000       200,001,152
  National Australia Bank Ltd.               0.470%   10/04/2010      150,000,000       150,000,000
                                                                                    ---------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                    1,275,006,766
                                                                                    ---------------

YANKEE CERTIFICATES OF DEPOSIT - 39.7%
BANK FOREIGN - 39.7%
  Bank of Montreal/Chicago                   0.270%   07/07/2010       95,000,000        95,000,000
  Bank of Montreal/Chicago                   0.290%   07/21/2010      100,000,000       100,000,000
  Bank of Montreal/Chicago                   0.280%   07/27/2010      150,000,000       150,000,000
  Bank of Nova Scotia                        0.270%   07/06/2010      400,000,000       400,000,000
  Bank of Nova Scotia/Houston                0.380%   09/23/2010      100,000,000       100,000,000
  Bank of Nova Scotia/Houston
     (Next Rate Reset Date:
     08/16/2010)(c)                          0.436%   06/16/2011       38,000,000        38,000,000
  Barclays Bank PLC NY                       0.300%   07/16/2010      300,000,000       300,000,000
  Barclays Bank PLC NY
     (Next Rate Reset Date:
     07/20/2010)(c)                          0.468%   10/20/2010      450,000,000       450,000,000
  Barclays Bank PLC NY
     (Next Rate Reset Date:
     07/06/2010)(c)                          0.771%   12/03/2010      100,000,000       100,000,000
  BNP Paribas NY                             0.310%   07/21/2010      500,000,000       500,000,000
  BNP Paribas NY                             0.270%   08/02/2010      200,000,000       200,000,000
  Credit Agricole Corporate and
     Investment Bank NY                      0.590%   08/24/2010      250,000,000       250,000,000
  Credit Agricole Corporate and
     Investment Bank NY
     (Next Rate Reset Date:
     07/06/2010)(c)                          0.451%   03/03/2011      200,000,000       200,000,000
  Deutsche Bank AG NY                        0.300%   07/19/2010      100,000,000       100,000,000
  Deutsche Bank AG NY                        0.510%   09/15/2010      100,000,000       100,000,000
  DnB NOR Bank ASA NY                        0.400%   08/13/2010      100,000,000       100,000,000
  DnB NOR Bank ASA NY
     (Next Rate Reset Date:
     07/06/2010)(c)                          0.441%   03/03/2011       90,000,000        90,000,000
  Lloyds TSB Bank PLC NY                     0.550%   09/23/2010      200,000,000       200,000,000
  Lloyds TSB Bank PLC NY                     0.550%   09/24/2010      200,000,000       200,000,000
  National Australia Bank Ltd.               0.220%   07/02/2010      300,000,000       300,000,000
  National Australia Bank Ltd.               0.410%   09/16/2010      150,000,000       150,000,000
  Nordea Bank Finland PLC NY                 0.500%   10/25/2010      100,000,000       100,000,000
  Rabobank Nederland NV NY                   0.250%   07/19/2010      200,000,000       200,000,000
  Royal Bank of Canada NY                    0.220%   07/15/2010      100,000,000       100,000,000
  Royal Bank of Canada NY                    0.420%   09/29/2010      500,000,000       500,000,000
  Royal Bank of Scotland PLC/Greenwich CT    0.500%   08/19/2010      150,000,000       150,000,000


                       See Notes to Financial Statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                             INTEREST    MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                           RATE        DATE          AMOUNT             COST
------------------                         --------   ----------   --------------   ---------------
YANKEE CERTIFICATES OF DEPOSIT (CONTINUED)
BANK FOREIGN (CONTINUED)

  Royal Bank of Scotland PLC/Greenwich CT    0.440%   09/03/2010   $  300,000,000   $   300,000,000
  Royal Bank of Scotland PLC/Greenwich CT
     (Next Rate Reset Date:
     07/21/2010)(c)                          0.455%   10/18/2010      200,000,000       200,000,000
  Societe Generale NY                        0.300%   07/09/2010      100,000,000       100,000,000
  Societe Generale NY                        0.250%   07/12/2010      200,000,000       200,000,000
  Societe Generale NY                        0.300%   08/06/2010      200,000,000       200,000,000
  Societe Generale NY
     (Next Rate Reset Date:
     07/14/2010)(c)                          0.450%   01/14/2011       54,000,000        54,000,000
  Societe Generale NY
     (Next Rate Reset Date:
     07/06/2010)(c)                          0.451%   03/03/2011      250,000,000       250,000,000
  Svenska Handelsbanken NY                   0.300%   07/28/2010      300,000,000       300,000,000
  Svenska Handelsbanken NY                   0.440%   08/19/2010      100,000,000       100,000,000
  Svenska Handelsbanken NY                   0.480%   09/22/2010      150,000,000       150,000,000
  The Toronto-Dominion Bank NY               0.270%   08/18/2010       35,000,000        35,000,000
  The Toronto-Dominion Bank NY
     (Next Rate Reset Date:
     07/06/2010)(c)                          0.351%   11/05/2010       24,000,000        24,000,000
  The Toronto-Dominion Bank NY
     (Next Rate Reset Date:
     07/09/2010)(c)                          0.350%   12/09/2010       30,000,000        30,000,000
  The Toronto-Dominion Bank NY
     (Next Rate Reset Date:
     07/06/2010)(c)                          0.351%   02/04/2011       50,000,000        50,000,000
  The Toronto-Dominion Bank NY
     (Next Rate Reset Date:
     07/12/2010)(c)                          0.350%   03/10/2011       44,000,000        44,000,000
  UBS AG/Stamford                            0.555%   09/20/2010      400,000,000       400,000,000
                                                                                    ---------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                  7,610,000,000
                                                                                    ---------------

BANK NOTES - 4.3%
BANK DOMESTIC - 1.8%
  Bank of America NA/Charlotte NC            0.300%   07/22/2010      170,000,000       170,000,000
  Bank of America NA/Charlotte NC
     (Next Rate Reset Date:
     07/27/2010)(c)                          0.447%   01/27/2011      171,000,000       171,000,000
  Bank of America NA/Charlotte NC
     (Next Rate Reset Date:
     07/22/2010)(c)                          0.557%   05/20/2011        8,526,000         8,526,000
                                                                                    ---------------
                                                                                        349,526,000
                                                                                    ---------------

BANK FOREIGN - 2.5%
  Commonwealth Bank of Australia
     (Next Rate Reset Date:
     07/27/2010)(b)(c)                       0.321%   07/27/2011       31,000,000        31,000,000
  Nordea Bank AB
     (Next Rate Reset Date:
     08/18/2010)(b)(c)                       0.475%   07/18/2011      174,000,000       174,000,000
  Rabobank Nederland (Coop Cent
     Raiffeisen - Boerenleenbank B.A.)
     (Next Rate Reset Date:
     08/16/2010)(b)(c)                       0.436%   06/16/2011      107,000,000       107,000,000
  Svenska Handelsbanken
     (Next Rate Reset Date:
     07/15/2010)(b)(c)                       0.333%   02/11/2011      123,000,000       123,000,000


                       See Notes to Financial Statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                             INTEREST    MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                           RATE        DATE          AMOUNT             COST
------------------                         --------   ----------   --------------   ---------------
BANK NOTES (CONTINUED)
BANK FOREIGN (CONTINUED)

  Svenska Handelsbanken
     (Next Rate Reset Date:
     08/09/2010)(b)(c)                       0.404%   07/11/2011   $   40,000,000   $    40,000,000
                                                                                    ---------------
                                                                                        475,000,000
                                                                                    ---------------
TOTAL BANK NOTES                                                                        824,526,000
                                                                                    ---------------

CORPORATE OBLIGATION - 0.2%
BANK FOREIGN - 0.2%
  Westpac Banking Corp.
     (Next Rate Reset Date:
     07/28/2010)(c)                          0.324%   07/28/2011       35,000,000        35,000,000
                                                                                    ---------------
TOTAL CORPORATE OBLIGATION                                                               35,000,000
                                                                                    ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.9%
SOVEREIGN - 0.9%
  Fannie Mae(c)                              0.188%   07/13/2010      100,000,000       100,000,000
  Freddie Mac (Next Rate Reset Date:
     07/12/2010)(c)                          0.094%   11/10/2010       80,000,000        80,000,000
                                                                                    ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                180,000,000
                                                                                    ---------------

                                                                                         MARKET
                                                                                         VALUE
                                                                                    ---------------
REPURCHASE AGREEMENTS - 31.9%
Agreement with Bank of America
  Securities, LLC and The Bank of New
  York, Inc. (Tri-Party), dated 06/30/10
  (collateralized by Federal Home Loan
  Bank 0.000% due 07/06/10 - 09/22/10, a
  Federal Home Mortgage Corporation
  4.375% due 07/17/15 and Federal
  National Mortgage Association
  0.000% - 2.375% due 09/22/10 - 07/28/15
  valued at $141,780,826); proceeds
  $139,000,193                               0.050%   07/01/2010      139,000,000       139,000,000
Agreement with Barclays Capital, Inc. and
  The Bank of New York, Inc. (Tri-Party),
  dated 06/30/10 (collateralized by a
  U.S. Treasury Bill 0.000% due 08/12/10,
  U.S. Treasury Bond 4.500% - 8.750% due
  08/15/20 - 08/15/39 and U.S. Treasury
  Note 0.750% - 4.500% due
  11/15/10 - 10/31/13 valued at
  $2,320,500,037); proceeds
  $2,275,000,632                             0.010%   07/01/2010    2,275,000,000     2,275,000,000
Agreement with BNP Paribas Securities
  Corp. and The Bank of New York, Inc.
  (Tri-Party), dated 06/30/10
  (collateralized by U.S. Treasury Note
  1.000% - 3.625% due 04/30/12 - 08/15/19
  valued at $2,550,000,054); proceeds
  $2,500,000,694                             0.010%   07/01/2010    2,500,000,000     2,500,000,000


                       See Notes to Financial Statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

                                                                                         MARKET
                                                                                         VALUE
                                                                                    ---------------
REPURCHASE AGREEMENTS (CONTINUED)

Agreement with Citigroup Global Markets,
  Inc. and The Bank of New York, Inc.
  (Tri-Party), dated 06/30/10
  (collateralized by Federal Home
  Mortgage Corporation 0.000% - 6.000%
  due 12/15/19 - 12/15/39 and Federal
  National Mortgage Association
  0.677% - 6.000% due 06/25/19 - 06/25/40
  valued at $612,000,000); proceeds
  $600,001,333                               0.080%   07/01/2010   $  600,000,000   $   600,000,000
Agreement with Morgan Stanley and Co.,
  Inc. and The Bank of New York, Inc.
  (Tri-Party), dated 06/30/10
  (collateralized by Federal Home
  Mortgage Corporation 4.500% - 8.000%
  due 12/01/13 - 06/01/40 and Federal
  National Mortgage Association
  5.000% - 8.500% due 05/01/16 - 07/01/37
  valued at $612,169,904); proceeds
  $600,000,667                               0.040%   07/01/2010      600,000,000       600,000,000
                                                                                    ---------------
TOTAL REPURCHASE AGREEMENTS                                                           6,114,000,000
                                                                                    ---------------

                                                                       SHARES
                                                                   --------------
TIME DEPOSIT - 1.3%
BANK DOMESTIC - 1.3%
  Wells Fargo Bank NA                        0.010%   07/01/2010      240,882,000       240,882,000
                                                                                    ---------------
TOTAL TIME DEPOSIT                                                                      240,882,000
                                                                                    ---------------
TOTAL INVESTMENTS(D)+ - 100.0%                                                       19,166,949,697
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.00%                                                                     2,597,624
                                                                                    ---------------
NET ASSETS - 100.0%                                                                 $19,169,547,321
                                                                                    ===============



--------

   (a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,088,751,221 or 10.90% of net assets as of June 30, 2010.

   (b) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. These securities represent $589,972,847 or 3.08% of net assets as of June 30, 2010.

   (c) Variable Rate Security - Interest Rate is in effect as of June 30, 2010.

   (d) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

    +  See Note 2 of the Notes to Financial Statements.


                       See Notes to Financial Statements.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                             JUNE 30, 2010
--------------------------------------------------------------------------------
General Obligations                                                         21.2%
--------------------------------------------------------------------------------
Education                                                                   21.2
--------------------------------------------------------------------------------
Health                                                                      13.5
--------------------------------------------------------------------------------
Transportation                                                               9.1
--------------------------------------------------------------------------------
Cash/Money Market Fund                                                       8.1
--------------------------------------------------------------------------------
Housing                                                                      5.3
--------------------------------------------------------------------------------
Development                                                                  4.8
--------------------------------------------------------------------------------
Water                                                                        4.1
--------------------------------------------------------------------------------
Utility                                                                      4.0
--------------------------------------------------------------------------------
Revenue                                                                      3.8
--------------------------------------------------------------------------------
Industrial Revenue/Pollution Control Revenue                                 2.1
--------------------------------------------------------------------------------
Public Agency                                                                1.4
--------------------------------------------------------------------------------
Electric Power                                                               0.6
--------------------------------------------------------------------------------
Airport                                                                      0.4
--------------------------------------------------------------------------------
Stadium                                                                      0.4
--------------------------------------------------------------------------------
TOTAL                                                                      100.0%
--------------------------------------------------------------------------------




MATURITY LADDER*                                                   JUNE 30, 2010
--------------------------------------------------------------------------------
Overnight (1 Day)                                                           59.8%
--------------------------------------------------------------------------------
2-30 Days                                                                   40.2
--------------------------------------------------------------------------------
31-60 Days                                                                   0.0
--------------------------------------------------------------------------------
61-90 Days                                                                   0.0
--------------------------------------------------------------------------------
Over 90 Days                                                                 0.0
--------------------------------------------------------------------------------
TOTAL                                                                      100.0%
--------------------------------------------------------------------------------
Average days to maturity                                                       3
--------------------------------------------------------------------------------


* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)


NAME OF ISSUER                                 INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                               RATE        DATE         AMOUNT         COST
------------------                             --------   ----------   -----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 91.9%
ALABAMA - 1.0%
Lower Alabama Gas District Supply, Revenue
  Bonds, Series A, LIQ: Societe Generale
  (Next Rate Reset Date: 07/01/2010)(a)          1.750%   11/01/2027   $ 3,789,000   $  3,789,000
                                                                                     ------------

ARIZONA - 0.5%
Arizona State Board of Regents, Revenue
  Bonds, Series A, LOC: Lloyds TSB Bank PLC
  (Next Rate Reset Date: 07/07/2010)(a)          0.180%   07/01/2034     2,000,000      2,000,000
                                                                                     ------------
CALIFORNIA - 3.3%
California State Department of Water
  Resources, Revenue Bonds, Subseries G-2,
  LOC: Lloyds TSB Bank PLC
  (Next Rate Reset Date: 07/01/2010)(a)          0.280%   05/01/2011       840,000        840,000
Eastern Municipal Water District, COP, Series
  E, LIQ:
  LLoyds TSB Bank (Next Rate Reset Date:
  07/07/2010)(a)                                 0.170%   07/01/2033     3,885,000      3,885,000
Metropolitan Water District of Southern
  California, Revenue Bonds, Series A-2, SPA:
  Banco Bilbao Vizcaya
  (Next Rate Reset Date: 07/01/2010)(a)          0.400%   07/01/2021     2,995,000      2,995,000
Metropolitan Water District of Southern
  California, Revenue Bonds, Series B-1, SPA:
  Citibank N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.260%   07/01/2028     5,395,000      5,395,000
                                                                                     ------------
                                                                                       13,115,000
                                                                                     ------------

COLORADO - 6.9%
City of Colorado Springs Colorado Utilities,
  Revenue Bonds, Sub Lien Improvement, Series
  A, SPA: Dexia Credit Local
  (Next Rate Reset Date: 07/01/2010)(a)          0.330%   11/01/2023     7,925,000      7,925,000
Colorado Health Facilities Authority, Revenue
  Bonds, Craig Hospital Project, LOC: Wells
  Fargo Bank N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.300%   12/01/2020     1,920,000      1,920,000
Colorado Housing & Finance Authority, Revenue
  Bonds, Multi Family Project, Class I-B3,
  SPA: Calyon Bank
  (Next Rate Reset Date: 07/07/2010)(a)          0.230%   04/01/2038     4,655,000      4,655,000
Colorado Housing & Finance Authority, Revenue
  Bonds, Single Family Mortgage, Class 1-A3,
  SPA: Federal Home Loan Bank (Next Rate
  Reset Date: 07/07/2010)(a)                     0.250%   11/01/2021     2,255,000      2,255,000
Colorado Housing & Finance Authority, Revenue
  Bonds, Single Family, Class 1 B-2 RMKT
  08/26/09, LIQ: Barclays Bank PLC
  (Next Rate Reset Date: 07/07/2010)(a)          0.240%   05/01/2034     2,000,000      2,000,000
Southern Ute Indian Tribe of Southern Ute
  Indian Reservation, Revenue Bonds (Next
  Rate Reset Date: 07/01/2010)(a)                0.300%   11/01/2031     3,700,000      3,700,000
University of Colorado Hospital Authority,
  Revenue Bonds, Series A, SPA: Wachovia Bank
  N.A.
  (Next Rate Reset Date: 07/07/2010)(a)          0.280%   11/15/2033     4,620,000      4,620,000
                                                                                     ------------
                                                                                       27,075,000
                                                                                     ------------

CONNECTICUT - 3.2%
Connecticut State Health & Educational
  Facility Authority, Revenue Bonds, The
  Hotchkiss School, Series A, SPA: Northen
  Trust Co., (Next Rate Reset Date:
  07/01/2010)(a)                                 0.300%   07/01/2030     1,400,000      1,400,000


                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                                 INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                               RATE        DATE         AMOUNT         COST
------------------                             --------   ----------   -----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
CONNECTICUT (CONTINUED)

Connecticut State Health & Educational
  Facility Authority, Revenue Bonds, Yale
  University, Series T-2
  (Next Rate Reset Date: 07/01/2010)(a)          0.200%   07/01/2029   $ 2,500,000   $  2,500,000
Connecticut State Health & Educational
  Facility Authority, Revenue Bonds, Yale
  University, Series U2
  (Next Rate Reset Date: 07/07/2010)(a)          0.180%   07/01/2033     2,000,000      2,000,000
Connecticut State Health & Educational
  Facility Authority, Revenue Bonds, Yale
  University, Series V-2
  (Next Rate Reset Date: 07/01/2010)(a)          0.080%   07/01/2036     1,470,000      1,470,000
Connecticut State Health & Educational
  Facility Authority, Revenue Bonds, Yale-New
  Haven Hospital, Series K2, LOC: JP Morgan
  Chase Bank (Next Rate Reset Date:
  07/07/2010)(a)                                 0.220%   07/01/2025     3,000,000      3,000,000
State of Connecticut, GO Unlimited, Series A,
  SPA:
  Landesbank Hessen -- Thrgn,
  (Next Rate Reset Date: 07/01/2010)(a)          0.420%   02/15/2021     2,200,000      2,200,000
                                                                                     ------------
                                                                                       12,570,000
                                                                                     ------------

DELAWARE - 1.6%
Delaware River & Bay Authority, Revenue
  Bonds, LOC:
  TD Bank N.A. (Next Rate Reset Date:
  07/07/2010)(a)                                 0.170%   01/01/2030     4,400,000      4,400,000
Delaware State Economic Development
  Authority, Revenue Bonds, St. Andrew's
  School, SPA: Bank of America N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.300%   09/01/2034     2,000,000      2,000,000
                                                                                     ------------
                                                                                        6,400,000
                                                                                     ------------

DISTRICT OF COLUMBIA - 3.7%
District of Columbia, Revenue Bonds,
  Georgetown University, Series C, LOC: TD
  Bank N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.240%   04/01/2042     5,000,000      5,000,000
District of Columbia, Revenue Bonds, ROCs RR
  II R-11247, INS: BHAC-CR MBIA, LIQ:
  Citibank N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.320%   04/01/2015     9,435,000      9,435,000
                                                                                     ------------
                                                                                       14,435,000
                                                                                     ------------

FLORIDA - 1.1%
Austin Trust Various States, Revenue Bonds,
  Series 2008-1114, INS: FSA-CR AMBAC (Next
  Rate Reset Date: 07/01/2010)(a)                0.340%   09/01/2023     4,205,000      4,205,000
                                                                                     ------------

GEORGIA - 3.4%
Municipal Electric Authority Georgia, Revenue
  Bonds, GO of Participants, LOC: Bayerische
  Landesbank
  (Next Rate Reset Date: 07/07/2010)(a)          0.270%   03/01/2020     1,500,000      1,500,000
Roswell Georgia Housing Authority
  Multifamily, Revenue Bonds, Chambrel
  Roswell, INS: Fannie Mae, LIQ: Fannie Mae
  (Next Rate Reset Date: 07/01/2010)(a)          0.310%   11/15/2032    11,980,000     11,980,000
                                                                                     ------------
                                                                                       13,480,000
                                                                                     ------------



                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                                 INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                               RATE        DATE         AMOUNT         COST
------------------                             --------   ----------   -----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
ILLINOIS - 2.6%
Chicago Board of Education, GO Unlimited,
  Dedicated Revenue, Series A, LOC: JP Morgan
  Chase Bank
  (Next Rate Reset Date: 07/01/2010)(a)          0.130%   03/01/2035   $ 3,000,000   $  3,000,000
Chicago O'Hare International Airport
  Authority, Revenue Bonds, LOC: Dexia Credit
  Support
  (Next Rate Reset Date: 07/07/2010)(a)          0.270%   01/01/2035     1,750,000      1,750,000
Illinois Development Finance Authority
  Revenue Bonds, World Communications, Inc.,
  LOC: Lasalle Bank N.A.
  (Next Rate Reset Date: 07/07/2010)(a)          0.270%   08/01/2015     1,500,000      1,500,000
Illinois Educational Facilities Authority,
  Revenue Bonds, National-Louis University,
  LOC: JP Morgan Chase Bank, Series B
  (Next Rate Reset Date: 07/01/2010)(a)          0.300%   06/01/2029     4,110,000      4,110,000
                                                                                     ------------
                                                                                       10,360,000
                                                                                     ------------

INDIANA - 2.9%
Indiana Finance Authority, Revenue Bonds,
  Clarian Health Partners, Series D, LOC:
  Northern Trust Company
  (Next Rate Reset Date: 07/07/2010)(a)          0.200%   03/01/2033     7,105,000      7,105,000
Indiana State Development Finance Authority,
  Revenue Bonds, Educational Facilities,
  Indiana Historical Society, LOC: Bank One
  Indiana N.A. (Next Rate Reset Date:
  07/07/2010)(a)                                 0.250%   08/01/2031     4,200,000      4,200,000
                                                                                     ------------
                                                                                       11,305,000
                                                                                     ------------

KANSAS - 4.0%
Kansas State Department of Transportation,
  Revenue Bonds, Series B-1, SPA: Barclays
  Bank PLC
  (Next Rate Reset Date: 07/01/2010)(a)          0.240%   09/01/2019     4,000,000      4,000,000
Kansas State Department of Transportation,
  Revenue Bonds, Series B-2, SPA: Barclays
  Bank PLC
  (Next Rate Reset Date: 07/01/2010)(a)          0.240%   09/01/2019     5,000,000      5,000,000
Kansas State Department of Transportation,
  Revenue Bonds, Series B-3, SPA: Barclays
  Bank PLC
  (Next Rate Reset Date: 07/01/2010)(a)          0.220%   09/01/2019     4,000,000      4,000,000
Kansas State Department of Transportation,
  Revenue Bonds, Series C-1, SPA:JP Morgan
  Chase Bank
  (Next Rate Reset Date: 07/07/2010)(a)          0.200%   09/01/2021     2,810,000      2,810,000
                                                                                     ------------
                                                                                       15,810,000
                                                                                     ------------

LOUISIANA - 0.4%
Louisiana State Offshore Terminal Authority
  Deep Water Port, Revenue Bond, Series B,
  LOC: Bank One N.A.
  (Next Rate Reset Date: 07/07/2010)(a)          0.250%   09/01/2014     1,500,000      1,500,000
                                                                                     ------------

MARYLAND - 1.9%
Baltimore Industrial Development Authority
  Industrial Dev Rev, Revenue Bonds,
  Baltimore Capital Acquisition, LOC:
  Bayerische Landesbank (Next Rate Reset
  Date: 07/07/2010)(a)                           0.320%   08/01/2016     1,000,000      1,000,000


                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                                 INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                               RATE        DATE         AMOUNT         COST
------------------                             --------   ----------   -----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
MARYLAND (CONTINUED)

Maryland State Economic Development
  Corporation, Revenue Bonds, Howard Hughes
  Medical Institution, Series B
  (Next Rate Reset Date: 07/07/2010)(a)          0.190%   05/15/2043   $ 3,000,000   $  3,000,000
Maryland State Health & Higher Educational
  Facilities Authority Revenue Bonds,
  University of Maryland Medical System,
  Class A, LOC: Wachovia Bank N.A. (Next Rate
  Reset Date: 07/01/2010)(a)                     0.260%   07/01/2034     2,000,000      2,000,000
Maryland State Stadium Authority Lease,
  Revenue Bonds, Baltimore Convention, SPA:
  Bank of New York
  (Next Rate Reset Date: 07/01/2010)(a)          0.300%   12/15/2014     1,480,000      1,480,000
                                                                                     ------------
                                                                                        7,480,000
                                                                                     ------------

MASSACHUSETTS - 3.8%
Commonwealth of Massachusetts, GO Limited,
  Series B, SPA: Landesbank Hessen-Thrgn
  (Next Rate Reset Date: 07/01/2010)(a)          0.300%   01/01/2021     2,900,000      2,900,000
Dexia Credit Local Certificates Trust,
  Revenue Bonds, LIQ: Dexia Credit Local
  (Next Rate Reset Date: 07/01/2010)(a)          0.460%   07/01/2033     3,835,000      3,835,000
Massachusetts Health & Educational Facilities
  Authority, Revenue Bonds, Museum Fine A-2,
  RMKT, 04/02/08, SPA: Bank of America N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.150%   12/01/2037     1,075,000      1,075,000
Massachusetts Health & Educational Facilities
  Authority, Revenue Bonds, Partners
  Healthcare System, Series D-4, INS: GO of
  INSTN, SPA: Citibank N.A. (Next Rate Reset
  Date: 07/01/2010)(a)                           0.260%   07/01/2038     1,290,000      1,290,000
Massachusetts Health & Educational Facilities
  Authority. Revenue Bonds, Partners
  Healthcare System, Series D-1
  (Next Rate Reset Date: 07/01/2010)(a)          0.100%   07/01/2035     3,000,000      3,000,000
Massachusetts State Department of
  Transportation, Revenue Bonds, Contract
  Assistance, Series A-4, INS: GO of
  Commonwealth, SPA: Barclays Bank PLC (Next
  Rate Reset Date: 07/07/2010)(a)                0.200%   01/01/2039     3,000,000      3,000,000
                                                                                     ------------
                                                                                       15,100,000
                                                                                     ------------

MICHIGAN - 0.7%
Michigan State University, Revenue Bonds,
  Series 2000-A, SPA:
  Bank of America N.A. (Next Rate Reset Date:
  07/07/2010)(a)                                 0.200%   08/15/2030     2,900,000      2,900,000
                                                                                     ------------

MINNESOTA - 3.8%
City of Minneapolis, GO Unlimited, Convention
  Center, SPA:
  Dexia Credit Local (Next Rate Reset Date:
  07/01/2010)(a)                                 0.350%   12/01/2018     2,990,000      2,990,000
City of Minneapolis, GO Unlimited, Guthrie
  Package Ramp, SPA: Dexia Credit Local (Next
  Rate Reset Date: 07/01/2010)(a)                0.350%   12/01/2033     3,105,000      3,105,000
University of Minnesota, Revenue Bonds,
  Series A RMKT 06/11/09, INS: GO of
  University, SPA: U.S. Bank N.A.
  (Next Rate Reset Date: 07/07/2010)(a)          0.240%   01/01/2034     9,000,000      9,000,000
                                                                                     ------------
                                                                                       15,095,000
                                                                                     ------------

MISSOURI - 3.7%
City of Kansas City, Revenue Bonds, Chouteau
  I-35 Project-C, LOC: JP Morgan Chase & Co.
  (Next Rate Reset Date: 07/07/2010)(a)          0.350%   03/01/2024     5,825,000      5,825,000


                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                                 INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                               RATE        DATE         AMOUNT         COST
------------------                             --------   ----------   -----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
MISSOURI (CONTINUED)

Kansas City Industrial Development Authority,
  Revenue Bonds, Oak Street West Student,
  LOC: Bank of America
  (Next Rate Reset Date: 07/07/2010)(a)          0.230%   08/01/2038   $ 8,550,000   $  8,550,000
                                                                                     ------------
                                                                                       14,375,000
                                                                                     ------------

NEW HAMPSHIRE - 2.7%
New Hampshire Health & Education Facilities
  Authority, Revenue Bonds, Dartmouth College
  Issue, SPA: JP Morgan Chase Bank
  (Next Rate Reset Date: 07/07/2010)(a)          0.200%   06/01/2032     3,125,000      3,125,000
New Hampshire Health & Education Facilities
  Authority, Revenue Bonds, Dartmouth
  College, Series B, SPA: JP Morgan Chase
  Bank (Next Rate Reset Date: 07/01/2010)(a)     0.160%   06/01/2041     1,100,000      1,100,000
New Hampshire Health & Education Facilities
  Authority, Revenue Bonds, Dartmouth
  College, SPA: JP Morgan Chase Bank
  (Next Rate Reset Date: 07/07/2010)(a)          0.200%   06/01/2023     2,690,000      2,690,000
New Hampshire Health & Education Facilities
  Authority, Revenue Bonds, University
  System, Series B-1, SPA: JP Morgan Chase
  Bank (Next Rate Reset Date: 07/01/2010)(a)     0.220%   07/01/2033     3,500,000      3,500,000
                                                                                     ------------
                                                                                       10,415,000
                                                                                     ------------

NEW JERSEY - 3.5%
Essex County New Jersey Improvement
  Authority, Revenue Bonds, Pooled
  Governmental Loan Program, LOC: First Union
  National Bank (Next Rate Reset Date:
  07/07/2010)(a)                                 0.180%   07/01/2026     1,700,000      1,700,000
New Jersey Economic Development Authority,
  Revenue Bonds, Facilities Construcion,
  Subseries R-1, LOC: Bank of Nova Scotia &
  Llyods TSB Bank PLC (Next Rate Reset Date:
  07/01/2010)(a)                                 0.120%   09/01/2031    12,000,000     12,000,000
                                                                                     ------------
                                                                                       13,700,000
                                                                                     ------------

NEW YORK - 6.4%
City of New York, GO Unlimited, Subseries
  A-5, LOC:
  Bank of Nova Scotia (Next Rate Reset Date:
  07/07/2010)(a)                                 0.190%   08/01/2031     1,000,000      1,000,000
City of New York, GO Unlimited, Subseries
  C-4, LOC:
  BNP Paribas (Next Rate Reset Date:
  07/07/2010)(a)                                 0.200%   08/01/2020     1,000,000      1,000,000
City of New York, GO Unlimited, Subseries
  H-4, LOC:
  Bank of New York (Next Rate Reset Date:
  07/01/2010)(a)                                 0.150%   03/01/2034     2,600,000      2,600,000
Metropolitan Transportation Authority,
  Revenue Bonds, SubSeries B-3 LOC: Lloyds
  TSB Bank PLC (Next Rate Reset Date:
  07/01/2010)(a)                                 0.280%   11/01/2034     3,185,000      3,185,000
New York State Local Government Assistance
  Corp., Revenue Bonds, Series C, LOC:
  Landesbank Hessen-Thrgn
  (Next Rate Reset Date: 07/07/2010)(a)          0.240%   04/01/2025     4,800,000      4,800,000
New York State Urban Development Corp.,
  Revenue Bonds, Service Contract,
  Series A-5, LOC: TD Bank North N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.260%   01/01/2030     2,400,000      2,400,000
Suffolk County Water Authority, Revenue
  Bonds, Anticipation Notes, SPA: Bank of
  Nova Scotia (Next Rate Reset Date:
  07/07/2010)(a)                                 0.180%   01/15/2013     4,700,000      4,700,000


                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                                 INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                               RATE        DATE         AMOUNT         COST
------------------                             --------   ----------   -----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
NEW YORK (CONTINUED)

Triborough Bridge & Tunnel Authority, Revenue
  Bonds, Bridges Tunnels, Series AB, INS:
  FSA, SPA: JP Morgan Chase Bank
  (Next Rate Reset Date: 07/07/2010)(a)          0.230%   01/01/2019   $ 1,220,000   $  1,220,000
Triborough Bridge & Tunnel Authority, Revenue
  Bonds, Series CD RMK, 06/20/07, SPA: Lloyds
  TSB Bank PLC
  (Next Rate Reset Date: 07/07/2010)(a)          0.220%   01/01/2019     4,205,000      4,205,000
                                                                                     ------------
                                                                                       25,110,000
                                                                                     ------------

NORTH CAROLINA - 10.2%
Charlotte COPs, Governmental Facilities,
  Series F, SPA:
  Bank of America N.A. (Next Rate Reset Date:
  07/01/2010)(a)                                 0.300%   06/01/2033       965,000        965,000
City of Charlotte, COP, Convention Facility
  Project, Series B, SPA: Wachovia Bank N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.300%   12/01/2021     6,130,000      6,130,000
City of Greensboro, GO Unlimited, Public
  Improvement, Series B, SPA: Wachovia Bank
  N.A. (Next Rate Reset Date: 07/07/2010)(a)     0.250%   04/01/2014     1,000,000      1,000,000
City of Greensboro, Revenue Bonds, Series B,
  SPA:
  Bank of America N.A. (Next Rate Reset Date:
  07/07/2010)(a)                                 0.200%   06/01/2024     1,175,000      1,175,000
City of Raleigh, Revenue Bonds, Combined
  Enterprise, Series B, SPA: Wells Fargo Bank
  N.A. (Next Rate Reset Date: 07/07/2010)(a)     0.200%   03/01/2035     2,000,000      2,000,000
County of Wake, GO Unlimited, Series A, SPA:
  Bank of America N.A. (Next Rate Reset Date:
  07/01/2010)(a)                                 0.280%   03/01/2026     1,800,000      1,800,000
County of Wake, GO Unlimited, Series B, SPA:
  Bank of America N.A. (Next Rate Reset Date:
  07/01/2010)(a)                                 0.280%   03/01/2024     4,000,000      4,000,000
County of Wake, GO Unlimited, Series B, SPA:
  Landesbank Hessen-Thrgn (Next Rate Reset
  Date: 07/01/2010)(a)                           0.280%   04/01/2021     6,220,000      6,220,000
Mecklenburg County, GO Unlimited, Public
  Implements, Series C, SPA: Bank of America
  N.A. (Next Rate Reset Date: 07/07/2010)(a)     0.240%   02/01/2012     1,000,000      1,000,000
Mecklenburg County, GO Unlimited, Series B,
  SPA: Landesbank Hessen-Thrgn (Next Rate
  Reset Date: 07/01/2010)(a)                     0.300%   02/01/2024     3,450,000      3,450,000
New Hanover County, GO Unlimited, School,
  SPA:
  Wachovia Bank N.A. (Next Rate Reset Date:
  07/01/2010)(a)                                 0.300%   02/01/2026     2,315,000      2,315,000
State of North Carolina, GO Unlimited, Public
  Implements, Series E, SPA: Landesbank
  Hessen-Thrgn
  (Next Rate Reset Date: 07/07/2010)(a)          0.230%   05/01/2021     2,000,000      2,000,000
State of North Carolina, GO Unlimited, Public
  Implements, Series G, SPA: Landesbank
  Hessen-Thrgn
  (Next Rate Reset Date: 07/07/2010)(a)          0.180%   05/01/2021     3,050,000      3,050,000
State of North Carolina, GO Unlimited, Series
  C, SPA: Bayerische Landesbank (Next Rate
  Reset Date: 07/07/2010)(a)                     0.210%   06/01/2019     5,000,000      5,000,000
                                                                                     ------------
                                                                                       40,105,000
                                                                                     ------------

OHIO - 1.3%
Butler County Ohio Healthcare Facilities,
  Revenue Bonds, Improvement-Lifesphere
  Project, LOC: U.S. Bank NA
  (Next Rate Reset Date: 07/01/2010)(a)          0.270%   05/01/2027     1,200,000      1,200,000


                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                                 INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                               RATE        DATE         AMOUNT         COST
------------------                             --------   ----------   -----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
OHIO (CONTINUED)

Ohio State Higher Educational Facility
  Commission, Revenue Bonds, University
  Hospitals Health System, Series C, LOC:
  Wells Fargo Bank N.A. (Next Rate Reset
  Date: 07/07/2010)(a)                           0.180%   01/15/2035   $   970,000   $    970,000
Ohio State University, Revenue Bonds,
  Series B (Next Rate Reset Date:
  07/07/2010)(a)                                 0.220%   06/01/2035     2,110,000      2,110,000
State of Ohio, Revenue Bonds, Oberlin College
  Project, SPA:
  U.S. Bank N.A. (Next Rate Reset Date:
  07/07/2010)(a)                                 0.210%   10/01/2048     1,000,000      1,000,000
                                                                                     ------------
                                                                                        5,280,000
                                                                                     ------------

OKLAHOMA - 0.4%
Oklahoma Capital Improvement Authority,
  Revenue Bonds, Higher Education D3 RMKT
  09/19/08, SPA: Bank of America N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.190%   07/01/2033     1,600,000      1,600,000
                                                                                     ------------

OREGON - 0.9%
Oregon State Facilities Authority, Revenue
  Bonds, PeaceHealth, LOC: U.S. Bank N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.150%   12/01/2015     3,500,000      3,500,000
                                                                                     ------------

PENNSYLVANIA - 0.8%
Delaware County Industrial Development
  Authority, Revenue Bonds, Sun Inc., LOC:
  Bank of America N.A.
  (Next Rate Reset Date: 07/07/2010)(a)          0.200%   11/01/2033     3,000,000      3,000,000
                                                                                     ------------

SOUTH CAROLINA - 2.8%
City of North Charleston, COP, Public
  Facilities Convention, LOC: Bank of America
  N.A. (Next Rate Reset Date: 07/07/2010)(a)     0.200%   09/01/2019     3,190,000      3,190,000
City of Rock Hill, Revenue Bonds Series B,
  INS: FSA, SPA:
  First Union National Bank (Next Rate Reset
  Date: 07/07/2010)(a)                           0.350%   01/01/2025     7,755,000      7,755,000
                                                                                     ------------
                                                                                       10,945,000
                                                                                     ------------

SOUTH DAKOTA - 0.3%
South Dakota State Health & Educational
  Facilities Authority, Revenue Bonds,
  University of Sioux Falls, LOC:
  Wells Fargo Bank N.A. (Next Rate Reset
  Date: 07/01/2010)(a)                           0.400%   10/01/2016     1,100,000      1,100,000
                                                                                     ------------

TEXAS - 5.9%
Austin County Industrial Development Corp.,
  Revenue Bonds, Justin Industries, Inc.
  Project, LOC: Bank One N.A.
  (Next Rate Reset Date: 07/07/2010)(a)          0.230%   12/01/2014     3,500,000      3,500,000
City of Austin, Revenue Bonds, Series B, LOC:
  Dexia Credit Local
  (Next Rate Reset Date: 07/01/2010)(a)          0.410%   11/15/2029     9,745,000      9,745,000
Denton Independent School District, School
  Building, Series B, INS: PSF-GTD, SPA: Bank
  of America N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.300%   08/01/2035     1,000,000      1,000,000
Harris County Cultural Education Facilities
  Finance Corp., Revenue Bonds, Texas Medical
  Center, Subseries B-1, LOC: JP Morgan Chase
  Bank (Next Rate Reset Date: 07/01/2010)(a)     0.140%   09/01/2031     3,600,000      3,600,000
San Antonio Education Facilities Corp.,
  Revenue Bonds, University Incarnate Word
  Project, LOC: JP Morgan Chase Bank
  (Next Rate Reset Date: 07/07/2010)(a)          0.200%   12/01/2027     2,270,000      2,270,000


                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                                 INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                               RATE        DATE         AMOUNT         COST
------------------                             --------   ----------   -----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
TEXAS (CONTINUED)

University of Texas, University Revenue
  Bonds, Financing Systems, Series A (Next
  Rate Reset Date: 07/07/2010)(a)                0.180%   08/15/2013   $ 3,000,000   $  3,000,000
                                                                                     ------------
                                                                                       23,115,000
                                                                                     ------------

UTAH - 4.8%
City of Murray, Revenue Bonds, IHC Health
  Services, Inc., Series A, INS: J.P. Morgan
  Securities (Next Rate Reset Date:
  07/01/2010)(a)                                 0.260%   05/15/2036     1,500,000      1,500,000
City of Murray, Revenue Bonds, IHC Health
  Services, Inc., Series D, SPA: Wells Fargo
  Bank N.A. (Next Rate Reset Date:
  07/01/2010)(a)                                 0.120%   05/15/2037     5,300,000      5,300,000
County of Weber, Revenue Bonds, IHC Health
  Services, Inc., Series B, SPA: U.S. Bank
  N.A.
  (Next Rate Reset Date: 07/07/2010)(a)          0.180%   02/15/2032     9,000,000      9,000,000
Utah State Board of Regents, Revenue Bonds,
  Hospital University of Utah, LOC: Wells
  Fargo Bank N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.330%   08/01/2031     3,030,000      3,030,000
                                                                                     ------------
                                                                                       18,830,000
                                                                                     ------------

VIRGINIA - 1.2%
Alexandria Industrial Development Authority,
  Revenue Bonds, Series A, SPA: Bank of
  America N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.400%   07/01/2026     2,210,000      2,210,000
Fairfax County Economic Development
  Authority, Revenue Bonds, Trinity Christian
  School Project, LOC: Wachovia Bank N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.400%   09/01/2028     1,085,000      1,085,000
Loudoun County Industrial Development
  Authority, Revenue Bonds, Jack Kent Cooke
  Foundation Project, LOC: Wachovia Bank N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.300%   06/01/2034     1,360,000      1,360,000
                                                                                     ------------
                                                                                        4,655,000
                                                                                     ------------

WASHINGTON - 1.0%
Tulalip Tribes of the Tulalip Reservation
  Special Revenue, Revenue Bonds Capital
  Projects, LOC: Wells Fargo Bank N.A.
  (Next Rate Reset Date: 07/01/2010)(a)          0.270%   06/01/2019     3,800,000      3,800,000
                                                                                     ------------

WISCONSIN - 1.2%
Wisconsin State Health & Educational Facility
  Authority, Revenue Bonds, Gundersen
  Lutheran, Series A, LOC:
  Wells Fargo Bank N.A. (Next Rate Reset
  Date: 07/01/2010)(a)                           0.300%   05/01/2020     4,710,000      4,710,000
                                                                                     ------------
TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS                                               360,859,000
                                                                                     ------------



                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

                                                                                        MARKET
                                                                          SHARES         VALUE
                                                                       -----------   ------------
MONEY MARKET FUND - 8.1%
Dreyfus Tax Exempt Cash Management Fund(b)                             $31,790,318   $ 31,790,318
                                                                                     ------------
TOTAL MONEY MARKET FUND (at net asset value)                                           31,790,318
                                                                                     ------------
TOTAL INVESTMENTS(C)+ - 100.0%                                                        392,649,318
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                              66,111
                                                                                     ------------
NET ASSETS - 100.0%                                                                  $392,715,429
                                                                                     ============



--------

(a) Variable Rate Security - Interest Rate is in effect as of June 30, 2010.

(b) Value determined based on Level 1 inputs established by provisions surroundings Fair Value Measurements and Disclosures. (Note 2)

(c) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

 + See Note 2 of the Notes to Financial Statements.

ACRONYM    NAME
-------    ----
AMBAC      American Municipal Bond Assurance Corporation
BHAC       Berkshire Hathaway Assurance Company
COP        Certificates of Participation
CR         Custodial Receipts
FSA        Financial Security Assurance
GO         General Obligation
GTD        Guaranteed
INS        Insured
INSTN      Institution
LIQ        Liquidity Agreement
LOC        Letter of Credit
MBIA       Municipal Bond Investors Assurance
PLC        Public Limited Company
PSF        Permanent School Fund
RMKT       Remarketable
ROC        Reset Option Certificates
SPA        Standby Purchase Agreement




                       See Notes to Financial Statements.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                            JUNE 30, 2010
-------------------------------------------------------------------------------
U.S. Government Agency Obligations                                         34.7%
-------------------------------------------------------------------------------
Repurchase Agreements                                                      65.3
-------------------------------------------------------------------------------
Liabilities in Excess of Assets                                             0.0
-------------------------------------------------------------------------------
TOTAL                                                                     100.0%
-------------------------------------------------------------------------------




MATURITY LADDER*                                                  JUNE 30, 2010
-------------------------------------------------------------------------------
Overnight (1 Day)                                                          65.3%
-------------------------------------------------------------------------------
2-30 Days                                                                  22.9
-------------------------------------------------------------------------------
31-60 Days                                                                  3.0
-------------------------------------------------------------------------------
61-90 Days                                                                  4.4
-------------------------------------------------------------------------------
Over 90 Days                                                                4.4
-------------------------------------------------------------------------------
TOTAL                                                                     100.0%
-------------------------------------------------------------------------------
Average days to maturity                                                     15
-------------------------------------------------------------------------------



* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.


                       See Notes to Financial Statements.

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)


NAME OF ISSUER                              INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                            RATE        DATE         AMOUNT           COST
------------------                          --------   ----------   ------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.7%
Fannie Mae(a)                                 0.188%   07/13/2010   $150,000,000   $  150,000,000
Fannie Mae Discount Note(b)                   0.175%   07/07/2010    110,000,000      109,996,792
Fannie Mae Discount Note(b)                   0.190%   08/02/2010     50,000,000       49,991,556
Fannie Mae Discount Note(b)                   0.200%   08/19/2010     50,000,000       49,986,389
Fannie Mae Discount Note(b)                   0.250%   09/20/2010    200,000,000      199,887,500
Federal Home Loan Bank System
  (Next Rate Reset Date: 07/30/2010)(a)       0.148%   10/29/2010    125,000,000      125,000,000
Federal Home Loan Bank System
  (Next Rate Reset Date: 07/26/2010)(a)       0.277%   11/26/2010     95,000,000       95,000,000
Federal Home Loan Bank System
  (Next Rate Reset Date: 07/25/2010)(a)       0.237%   01/25/2011     36,000,000       35,991,794
Federal Home Loan Bank System
  (Next Rate Reset Date: 07/20/2010)(a)       0.253%   07/20/2011     75,000,000       74,975,910
Freddie Mac (Next Rate Reset Date:
  07/12/2010)(a)                              0.094%   11/10/2010     15,000,000       15,000,000
Freddie Mac Discount Note(b)                  0.175%   07/19/2010     93,000,000       92,991,862
Freddie Mac Discount Note(b)                  0.200%   07/23/2010    175,000,000      174,978,611
Freddie Mac Discount Note(b)                  0.175%   07/26/2010     41,000,000       40,995,017
Freddie Mac Discount Note(b)                  0.180%   07/26/2010     51,000,000       50,993,625
Freddie Mac Discount Note(b)                  0.210%   07/27/2010     50,000,000       49,992,417
Freddie Mac Discount Note(b)                  0.200%   07/29/2010     35,000,000       34,994,556
Freddie Mac Discount Note(b)                  0.200%   08/02/2010     20,000,000       19,996,444
Freddie Mac Discount Note(b)                  0.200%   08/05/2010     20,000,000       19,996,111
Freddie Mac Discount Note(b)                  0.250%   10/13/2010    200,000,000      199,855,556
                                                                                   --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                            1,590,624,140
                                                                                   --------------

                                                                                       MARKET
                                                                                        VALUE
                                                                                   --------------

REPURCHASE AGREEMENTS - 65.3%

Agreement with Bank of America Securities,
  LLC and
  The Bank of New York, Inc. (Tri-Party),
  dated 06/30/10 (collateralized by a U.S.
  Treasury Note, 1.875%
  due 02/28/14 valued at $176,916,982);
  proceeds $173,448,096                       0.020%   07/01/2010    173,448,000      173,448,000
Agreement with Bank of America Securities,
  LLC and
  The Bank of New York, Inc. (Tri-Party),
  dated 06/30/10 (collateralized by a U.S.
  Treasury Note, 3.000%
  due 08/31/16 valued at $7,836,713);
  proceeds $7,683,002                         0.010%   07/01/2010      7,683,000        7,683,000
Agreement with Barclays Capital, Inc. and
  The Bank of New York, Inc. (Tri-Party),
  dated 06/30/10 (collateralized by a
  Federal Home Loan Bank, 0.000% due
  08/01/11 and a Federal National Mortgage
  Association, 5.250%
  due 08/01/12 valued at $204,001,811);
  proceeds $200,000,111                       0.020%   07/01/2010    200,000,000      200,000,000
Agreement with BNP Paribas Securities
  Corp. and The Bank of New York, Inc.
  (Tri-Party), dated 06/30/10
  (collateralized by a Federal Farm Credit
  Bank, 2.250% due 07/01/10, Federal Home
  Loan Bank, 2.000% - 6.000%, due
  10/05/12 - 02/20/29, Federal Home
  Mortgage Corporation, 0.000% - 1.000%,
  due 02/02/12 - 11/16/39 and Federal
  National Mortgage Association, 4.000% -
  6.130% due 02/08/16 - 10/17/36 valued at
  $204,000,502); proceeds $200,000,111        0.020%   07/01/2010    200,000,000      200,000,000


                       See Notes to Financial Statements.

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                              INTEREST    MATURITY      PRINCIPAL        MARKET
AND TITLE OF ISSUE                            RATE        DATE         AMOUNT           VALUE
------------------                          --------   ----------   ------------   --------------
REPURCHASE AGREEMENTS (CONTINUED)

Agreement with Citigroup Global Markets,
  Inc. and The Bank of New York, Inc.
  (Tri-Party), dated 06/30/10
  (collateralized by a U.S. Treasury Bond,
  5.500% due 08/15/28 and U.S. Treasury
  Note, 0.750% - 1.375% due
  11/30/11 - 05/15/13 valued at
  $816,000,052); proceeds $800,000,889        0.040%   07/01/2010   $800,000,000   $  800,000,000
Agreement with Credit Agricole Corporate &
  Investment Bank and The Bank of New
  York, Inc. (Tri-Party), dated 06/30/10
  (collateralized by a Federal Home Loan
  Bank, 0.000% due 05/17/11 and Federal
  National Mortgage Association, 0.000%
  due 04/26/11 - 04/29/11 valued at
  $816,000,257); proceeds $800,000,222        0.010%   07/01/2010    800,000,000      800,000,000
Agreement with Deutsche Bank Securities,
  Inc. and The Bank of New York, Inc.
  (Tri-Party), dated 06/30/10
  (collateralized by Federal Home Loan
  Bank, 0.750% - 2.375% due
  11/21/11 - 03/14/14 and Federal Home
  Mortgage Corporation, 0.000% due
  02/01/11 - 03/31/11 valued at
  $204,004,561); proceeds $200,000,167        0.030%   07/01/2010    200,000,000      200,000,000
Agreement with Goldman Sachs & Co. and The
  Bank of New York, Inc. (Tri-Party),
  dated 06/30/10 (collateralized by a
  Federal Home Mortgage Corporation,
  0.000% due 09/27/10 and a Federal
  National Mortgage Association, 0.000%
  due 08/25/10 valued at $204,000,506);
  proceeds $200,000,111                       0.020%   07/01/2010    200,000,000      200,000,000
Agreement with HSBC Securities USA, Inc.
  and JP Morgan Chase & Co. (Tri-Party),
  dated 06/30/10 (collateralized by a U.S.
  Treasury Bond, 4.625% due 02/15/40,
  valued at $210,120,591); proceeds
  $206,000,057                                0.010%   07/01/2010    206,000,000      206,000,000
Agreement with UBS Securities, LLC and JP
  Morgan Chase & Co. (Tri-Party), dated
  06/30/10 (collateralized by a Federal
  Home Loan Bank, 0.000%, due 09/24/10 and
  a Federal National Mortgage Association,
  0.000% due 03/31/11 valued at
  $204,004,840); proceeds $200,000,222        0.040%   07/01/2010    200,000,000      200,000,000
                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS                                                         2,987,131,000
                                                                                   --------------
TOTAL INVESTMENTS(C)+ - 100.0%                                                      4,577,755,140
LIABILITIES IN EXCESS OF ASSETS - 0.00%                                                  (321,061)
                                                                                   --------------
NET ASSETS - 100.0%                                                                $4,577,434,079
                                                                                   ==============




(a)    Variable Rate Security - Interest Rate is in effect as of June 30, 2010.

(b)    Discount rate at time of purchase.

(c) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surroundings Fair Value Measurements and Disclosures. (Note 2)

  +    See Note 2 of the Notes to Financial Statements.


                       See Notes to Financial Statements.

STATE STREET TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                             JUNE 30, 2010
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                  118.1%
--------------------------------------------------------------------------------
Liabilities in Excess of Assets                                            (18.1)
--------------------------------------------------------------------------------
TOTAL                                                                      100.0%
--------------------------------------------------------------------------------



MATURITY LADDER*                                                   JUNE 30, 2010
--------------------------------------------------------------------------------
Overnight (1 Day)                                                           18.2%
--------------------------------------------------------------------------------
2-30 Days                                                                   84.5
--------------------------------------------------------------------------------
31-60 Days                                                                  15.4
--------------------------------------------------------------------------------
61-90 Days                                                                   0.0
--------------------------------------------------------------------------------
Over 90 Days                                                                 0.0
--------------------------------------------------------------------------------
TOTAL                                                                      118.1%
--------------------------------------------------------------------------------
Average days to maturity                                                      15
--------------------------------------------------------------------------------


   * As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.


                       See Notes to Financial Statements.

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)


NAME OF ISSUER                               INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                             RATE        DATE         AMOUNT           COST
------------------                           --------   ----------   ------------   --------------
U.S. TREASURY OBLIGATIONS - 118.1%
  United States Treasury Bill                  0.020%   07/01/2010   $129,126,000   $  129,126,000
  United States Treasury Bill                  0.110%   07/01/2010    100,000,000      100,000,000
  United States Treasury Bill                  0.145%   07/01/2010    200,000,000      200,000,000
  United States Treasury Bill                  0.165%   07/01/2010     75,000,000       75,000,000
  United States Treasury Bill                  0.015%   07/08/2010     78,422,000       78,421,771
  United States Treasury Bill                  0.020%   07/08/2010    122,830,000      122,829,522
  United States Treasury Bill                  0.100%   07/08/2010    200,000,000      199,996,112
  United States Treasury Bill                  0.136%   07/08/2010     45,000,000       44,998,810
  United States Treasury Bill                  0.143%   07/08/2010     20,000,000       19,999,446
  United States Treasury Bill                  0.145%   07/08/2010     50,000,000       49,998,591
  United States Treasury Bill                  0.146%   07/08/2010     30,000,000       29,999,148
  United States Treasury Bill                  0.150%   07/08/2010    150,000,000      149,995,624
  United States Treasury Bill                  0.020%   07/15/2010     50,000,000       49,999,611
  United States Treasury Bill                  0.045%   07/15/2010    191,142,000      191,138,655
  United States Treasury Bill                  0.091%   07/15/2010    100,000,000       99,996,461
  United States Treasury Bill                  0.150%   07/15/2010     75,000,000       74,995,625
  United States Treasury Bill                  0.170%   07/15/2010    225,000,000      224,985,125
  United States Treasury Bill                  0.067%   07/22/2010     70,559,000       70,553,978
  United States Treasury Bill                  0.085%   07/22/2010    150,000,000      149,995,625
  United States Treasury Bill                  0.145%   07/22/2010     25,000,000       24,997,886
  United States Treasury Bill                  0.150%   07/22/2010    122,132,000      122,117,498
  United States Treasury Bill                  0.153%   07/22/2010    108,000,000      107,990,361
  United States Treasury Bill                  0.155%   07/22/2010     20,000,000       19,998,192
  United States Treasury Bill                  0.150%   07/29/2010    325,000,000      324,962,082
  United States Treasury Bill                  0.153%   07/29/2010     55,000,000       54,993,455
  United States Treasury Bill                  0.155%   07/29/2010    120,000,000      119,985,533
  United States Treasury Bill                  0.145%   08/05/2010     25,000,000       24,996,476
  United States Treasury Bill                  0.150%   08/26/2010     50,000,000       49,987,556
  United States Treasury Bill                  0.160%   08/26/2010     50,000,000       49,988,334
  United States Treasury Bill                  0.180%   08/26/2010    300,000,000      299,916,000
                                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                      3,261,963,477
                                                                                    --------------
TOTAL INVESTMENTS(A)+ - 118.1%                                                       3,261,963,477
LIABILITIES IN EXCESS OF ASSETS - (18.1)%                                             (500,169,919)
                                                                                    --------------
NET ASSETS - 100.0%                                                                 $2,761,793,558
                                                                                    ==============



(a) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

  +    See Note 2 of the Notes to Financial Statements.


                       See Notes to Financial Statements.

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                             JUNE 30, 2010
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                   40.3%
--------------------------------------------------------------------------------
Repurchase Agreements                                                       62.2
--------------------------------------------------------------------------------
Liabilities in Excess of Assets                                             (2.5)
--------------------------------------------------------------------------------
TOTAL                                                                      100.0%
--------------------------------------------------------------------------------




MATURITY LADDER*                                                   JUNE 30, 2010
--------------------------------------------------------------------------------
Overnight (1 Day)                                                           67.3%
--------------------------------------------------------------------------------
2-30 Days                                                                   27.7
--------------------------------------------------------------------------------
31-60 Days                                                                   7.5
--------------------------------------------------------------------------------
61-90 Days                                                                   0.0
--------------------------------------------------------------------------------
Over 90 Days                                                                 0.0
--------------------------------------------------------------------------------
TOTAL                                                                      102.5%
--------------------------------------------------------------------------------
Average days to maturity                                                       9
--------------------------------------------------------------------------------


   * As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.


                       See Notes to Financial Statements.

                STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)


NAME OF ISSUER                              INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                            RATE        DATE         AMOUNT           COST
------------------                          --------    --------      ---------    --------------
U.S. TREASURY OBLIGATIONS - 40.3%
  United States Treasury Bill                 0.145%   07/01/2010   $ 50,000,000   $   50,000,000
  United States Treasury Bill                 0.100%   07/08/2010     75,000,000       74,998,542
  United States Treasury Bill                 0.045%   07/15/2010     50,000,000       49,999,125
  United States Treasury Bill                 0.150%   07/22/2010     48,000,000       47,995,800
  United States Treasury Bill                 0.153%   07/22/2010     27,000,000       26,997,590
  United States Treasury Bill                 0.150%   07/29/2010     50,000,000       49,994,166
  United States Treasury Bill                 0.155%   07/29/2010     25,000,000       24,996,986
  United States Treasury Bill                 0.150%   08/26/2010     50,000,000       49,988,334
  United States Treasury Bill                 0.180%   08/26/2010     25,000,000       24,993,000
                                                                                   --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                       399,963,543
                                                                                   --------------

                                                                                       MARKET
                                                                                        VALUE
                                                                                   --------------
REPURCHASE AGREEMENTS - 62.2%
Agreement with Bank of America Securities,
  LLC and The Bank of New York, Inc. (Tri-
  Party) dated 06/30/10 (collateralized by
  a U.S. Treasury Note, 2.750%
  due 11/30/16 valued at $17,663,438);
  proceeds $17,317,005                        0.010%   07/01/2010     17,317,000       17,317,000
Agreement with BNP Paribas Securities,
  Corp. and The Bank of New York, Inc.
  (Tri-Party) dated 06/30/10
  (collateralized by a U.S. Treasury Note,
  4.500% due 03/31/12 valued at
  $40,800,102); proceeds $40,000,011          0.010%   07/01/2010     40,000,000       40,000,000
Agreement with Citigroup Global Markets,
  Inc. and The Bank of New York, Inc.
  (Tri-Party) dated 06/30/10
  (collateralized by a U.S. Treasury Note,
  4.625% due 02/29/12 valued at
  $163,200,093); proceeds $160,000,178        0.040%   07/01/2010    160,000,000      160,000,000
Agreement with Credit Agricole Corporate &
  Investment Bank and The Bank of New
  York, Inc. (Tri-Party) dated 06/30/10
  (collateralized by U.S. Treasury Note,
  1.375% - 4.250% due 02/15/13 - 08/15/13
  valued at $163,200,022); proceeds
  $160,000,044                                0.010%   07/01/2010    160,000,000      160,000,000
Agreement with Credit Suisse Securities
  (USA) LLC and JP Morgan Chase & Co.,
  dated 06/30/10 (collateralized by a U.S.
  Treasury Note, 2.625% due 04/30/16
  valued at $40,803,466); proceeds
  $40,000,011                                 0.010%   07/01/2010     40,000,000       40,000,000
Agreement with Deutsche Bank Securities,
  Inc. and The Bank of New York, Inc.
  (Tri-Party) dated 06/30/10
  (collateralized by a U.S. Treasury
  Strip, 0.000% due 11/15/16 valued at
  $40,800,036); proceeds $40,000,011          0.010%   07/01/2010     40,000,000       40,000,000
Agreement with HSBC Securities USA, Inc.
  and JP Morgan Chase & Co., dated
  06/30/10 (collateralized by a U.S.
  Treasury Bond, 4.625% due 02/15/40
  valued at $40,800,060); proceeds
  $40,000,000                                 0.000%   07/01/2010     40,000,000       40,000,000
Agreement with ING Financial Markets, LLC
  and JP Morgan Chase & Co., dated
  06/30/10 (collateralized by U.S.
  Treasury Bond, 7.875% - 8.750% due
  08/15/20 - 11/15/21 valued at
  $40,804,990); proceeds $40,000,011          0.010%   07/01/2010     40,000,000       40,000,000


                       See Notes to Financial Statements.

                STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                              INTEREST    MATURITY      PRINCIPAL        MARKET
AND TITLE OF ISSUE                            RATE        DATE         AMOUNT           VALUE
------------------                          --------    --------      ---------    --------------
REPURCHASE AGREEMENTS (CONTINUED)

Agreement with Morgan Stanley & Co., Inc.
  and The Bank of New York, Inc. (Tri-
  Party) dated 06/30/10 (collateralized by
  U.S. Treasury Strip, 0.000% due
  08/15/10 - 02/15/20 valued at
  $40,800,029); proceeds $40,000,006          0.005%   07/01/2010   $ 40,000,000   $   40,000,000
Agreement with RBS Securities, Inc. and JP
  Morgan Chase & Co., dated 06/30/10
  (collateralized by a Federal Home Loan
  Bank, 3.625% due 07/01/11 valued at
  $40,803,503); proceeds $40,000,033          0.030%   07/01/2010     40,000,000       40,000,000
                                                                                   --------------

TOTAL REPURCHASE AGREEMENTS                                                           617,317,000
                                                                                   --------------
TOTAL INVESTMENTS(A)+ - 102.5%                                                      1,017,280,543
LIABILITIES IN EXCESS OF ASSETS - (2.5)%                                              (25,099,792)
                                                                                   --------------
NET ASSETS - 100.0%                                                                $  992,180,751
                                                                                   ==============




(a) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by Provisions Surrounding Fair Value Measurements and Disclosures. (Note 2)

  +    See Note 2 of the Notes to Financial Statements.


                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                   TAX FREE    U.S. GOVERNMENT     TREASURY      TREASURY PLUS
                                  MONEY MARKET   MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                                   PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO
                                ---------------  ------------  ---------------  --------------  --------------
ASSETS
  Investments in unaffiliated
     issuers, at amortized
     cost (Note 2)              $13,052,949,697  $392,649,318   $1,590,624,140  $3,261,963,477  $  399,963,543
  Repurchase Agreements, at
     market value and cost
     (Note 2)                     6,114,000,000             -    2,987,131,000               -     617,317,000
                                ---------------  ------------   --------------  --------------  --------------
     Total investments           19,166,949,697   392,649,318    4,577,755,140   3,261,963,477   1,017,280,543
  Cash                                      661             -              533             254             429
  Interest receivable                 4,239,225       119,666          109,679           3,018             310
  Prepaid expense and other
     assets                              42,526        12,635           14,358          12,564           9,191
                                ---------------  ------------   --------------  --------------  --------------
     Total assets                19,171,232,109   392,781,619    4,577,879,710   3,261,979,313   1,017,290,473
LIABILITIES
  Investment securities
     purchased                                -             -                -     499,892,667      24,993,000
  Management fee (Note 3)             1,404,674        32,722          349,631         217,773          70,132
  Administration and custody
     fees (Note 3)                      239,679         5,490           58,731          37,952          12,102
  Professional fees                      27,349        27,350           27,351          27,351          27,350
  Trustee's fees (Note 4)                     -            78              228             323             177
  Accrued expenses and other
     liabilities                         13,086           550            9,690           9,689           6,961
                                ---------------  ------------   --------------  --------------  --------------
     Total liabilities                1,684,788        66,190          445,631     500,185,755      25,109,722
                                ---------------  ------------   --------------  --------------  --------------
NET ASSETS                      $19,169,547,321  $392,715,429   $4,577,434,079  $2,761,793,558  $  992,180,751
                                ===============  ============   ==============  ==============  ==============




                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                 TAX FREE    U.S. GOVERNMENT    TREASURY    TREASURY PLUS
                                 MONEY MARKET  MONEY MARKET    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                   PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                 ------------  ------------  ---------------  ------------  -------------
INVESTMENT INCOME
  Interest                        $22,961,224    $425,764       $3,184,096     $1,243,692      $535,796
                                  -----------    --------       ----------     ----------      --------
EXPENSES
  Management fees (Note 3)          8,561,803     190,932        1,897,734      1,219,855       423,045
  Administration and custody
     fees (Note 3)                  1,423,288      31,773          315,298        202,240        70,218
  Professional fees                    15,605      15,605           15,606         15,605        15,605
  Trustee's fees (Note 4)              29,611       6,422           11,747         10,153         7,283
  Printing fees                         3,204         644              644            644           644
  Other expenses                       32,495       9,169           18,602         17,435        12,439
                                  -----------    --------       ----------     ----------      --------
     Total expenses                10,066,006     254,545        2,259,631      1,465,932       529,234
                                  -----------    --------       ----------     ----------      --------
NET INVESTMENT INCOME (LOSS)      $12,895,218    $171,219       $  924,465     $ (222,240)     $  6,562
                                  ===========    ========       ==========     ==========      ========
REALIZED GAIN (LOSS)
Net realized gain (loss) on
  investments                     $   (42,500)   $ 77,682       $        -     $    2,350      $    (90)
                                  -----------    --------       ----------     ----------      --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                      $12,852,718    $248,901       $  924,465     $ (219,890)     $  6,472
                                  ===========    ========       ==========     ==========      ========




                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                  TAX FREE MONEY
                                          MONEY MARKET PORTFOLIO                 MARKET PORTFOLIO
                                    ----------------------------------  ---------------------------------
                                    SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                      JUNE 30, 2010     DECEMBER 31,      JUNE 30, 2010     DECEMBER 31,
                                       (UNAUDITED)          2009           (UNAUDITED)          2009
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM:
OPERATIONS:
  Net investment income             $     12,895,218  $     48,751,157    $     171,219   $     2,026,388
  Net realized gain (loss) on
     investments                             (42,500)           37,660           77,682               500
                                    ----------------  ----------------    -------------   ---------------
     Net increase in net assets
       from operations                    12,852,718        48,788,817          248,901         2,026,888
                                    ----------------  ----------------    -------------   ---------------
CAPITAL TRANSACTIONS:
  Contributions                       25,854,797,418    26,809,693,228      512,974,811     1,090,386,252
  Withdrawals                        (22,186,183,967)  (19,976,306,032)    (496,689,821)   (1,104,678,398)
                                    ----------------  ----------------    -------------   ---------------
     Net increase (decrease) in
       net assets from capital
       transactions                    3,668,613,451     6,833,387,196       16,284,990       (14,292,146)
                                    ----------------  ----------------    -------------   ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS                               3,681,466,169     6,882,176,013       16,533,891       (12,265,258)
NET ASSETS
  Beginning of period                 15,488,081,152     8,605,905,139      376,181,538       388,446,796
                                    ----------------  ----------------    -------------   ---------------
  End of period                     $ 19,169,547,321  $ 15,488,081,152    $ 392,715,429   $   376,181,538
                                    ================  ================    =============   ===============




                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                           U.S. GOVERNMENT MONEY                  TREASURY MONEY
                                              MARKET PORTFOLIO                   MARKET PORTFOLIO
                                     ---------------------------------  ---------------------------------
                                     SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
                                       JUNE 30, 2010     DECEMBER 31,     JUNE 30, 2010     DECEMBER 31,
                                        (UNAUDITED)          2009          (UNAUDITED)          2009
                                     ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM:
OPERATIONS:
  Net investment income (loss)        $       924,465  $     7,182,218   $      (222,240) $       513,089
  Net realized gain on investments                  -            8,555             2,350           33,178
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease) in net
       assets from operations                 924,465        7,190,773          (219,890)         546,267
                                      ---------------  ---------------   ---------------  ---------------
CAPITAL TRANSACTIONS:
  Contributions                         5,391,139,092    8,675,438,195     3,526,348,072    4,593,553,712
  Withdrawals                          (4,245,781,988)  (8,210,512,018)   (3,042,265,476)  (4,436,864,167)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase in net assets
       from capital transactions        1,145,357,104      464,926,177       484,082,596      156,689,545
                                      ---------------  ---------------   ---------------  ---------------
NET INCREASE IN NET ASSETS              1,146,281,569      472,116,950       483,862,706      157,235,812
NET ASSETS
  Beginning of period                   3,431,152,510    2,959,035,560     2,277,930,852    2,120,695,040
                                      ---------------  ---------------   ---------------  ---------------
  End of period                       $ 4,577,434,079  $ 3,431,152,510   $ 2,761,793,558  $ 2,277,930,852
                                      ===============  ===============   ===============  ===============




                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                TREASURY PLUS MONEY
                                                                  MARKET PORTFOLIO
                                                         ---------------------------------
                                                         SIX MONTHS ENDED     YEAR ENDED
                                                           JUNE 30, 2010     DECEMBER 31,
                                                            (UNAUDITED)          2009
                                                         ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment income                                   $         6,562  $       242,807
  Net realized gain (loss) on investments                             (90)           4,611
                                                          ---------------  ---------------
     Net increase in net assets from operations                     6,472          247,418
                                                          ---------------  ---------------
CAPITAL TRANSACTIONS:
  Contributions                                             2,055,030,564    2,238,410,690
  Withdrawals                                              (1,863,493,463)  (2,391,190,447)
                                                          ---------------  ---------------
     Net increase (decrease) in net assets from capital
       transactions                                           191,537,101     (152,779,757)
                                                          ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS                         191,543,573     (152,532,339)
NET ASSETS
  Beginning of period                                         800,637,178      953,169,517
                                                          ---------------  ---------------
  End of period                                           $   992,180,751  $   800,637,178
                                                          ===============  ===============




                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                RATIOS TO AVERAGE NET ASSETS
                                           --------------------------------------        NET ASSETS
                                             GROSS         NET             NET             END OF
                                TOTAL      OPERATING    OPERATING      INVESTMENT          PERIOD
PERIOD ENDED DECEMBER 31,    RETURN (A)     EXPENSES     EXPENSES        INCOME        (000S OMITTED)
-------------------------    ----------    ---------    ---------      ----------      --------------
MONEY MARKET PORTFOLIO
          2010*                  0.07%        0.12%**      0.12%**         0.15%**       $19,169,547
          2009                   0.52%        0.12%        0.11%(b)        0.46%(b)      $15,488,081
          2008                   2.75%        0.12%        0.10%           2.79%         $ 8,605,905
          2007                   5.30%        0.12%        0.10%           5.14%         $ 6,918,263
          2006                   5.09%        0.13%        0.10%           5.08%         $ 6,197,117
          2005                   3.31%        0.14%        0.10%           3.33%         $ 1,639,871
TAX FREE MONEY MARKET
  PORTFOLIO
          2010*                  0.06%        0.13%**      0.13%**         0.09%**       $   392,715
          2009                   0.49%        0.14%        0.13%(b)        0.48%(b)      $   376,182
          2008                   2.35%        0.14%        0.10%           2.32%         $   388,447
          2007(c)                3.19%        0.17%**      0.10%**         3.42%**       $   447,679
U.S. GOVERNMENT MONEY
  MARKET PORTFOLIO
          2010*                  0.02%        0.12%**      0.12%**         0.05%**       $ 4,577,434
          2009                   0.25%        0.12%        0.12%           0.23%         $ 3,431,153
          2008                   2.19%        0.13%        0.13%           1.97%         $ 2,959,036
          2007(d)                0.92%        0.14%**      0.14%**         4.39%**       $ 1,076,794
TREASURY MONEY MARKET
  PORTFOLIO
          2010*                 (0.01)%       0.12%**      0.12%**        (0.02)%**      $ 2,761,794
          2009                   0.02%        0.12%        0.12%           0.02%         $ 2,277,931
          2008                   1.28%        0.13%        0.13%           0.93%         $ 2,120,695
          2007(e)                0.61%        0.19%**      0.19%**         3.21%**       $   530,104
TREASURY PLUS MONEY MARKET
  PORTFOLIO
          2010*                  0.00%(g)     0.13%**      0.13%**         0.00%(g)**    $   992,181
          2009                   0.04%        0.13%        0.13%           0.03%         $   800,637
          2008                   1.57%        0.13%        0.13%           1.07%         $   953,170
          2007(f)                0.75%        0.17%**      0.17%**         3.95%**       $   463,190



(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b) Results reflect the effect of expense waivers. Without these waivers, net investment income would have been 0.01% lower.

(c)   The Portfolio commenced operations on February 7, 2007.

(d)   The Portfolio commenced operations on October 17, 2007.

(e)   The Portfolio commenced operations on October 25, 2007.

(f)   The Portfolio commenced operations on October 24, 2007.

(g)  Amount is less than 0.005%.

*  For the six months ended June 30, 2010 (Unaudited).

** Annualized.

                       See Notes to Financial Statements.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010 (UNAUDITED)

1.  ORGANIZATION
The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. At June 30, 2010, the following Portfolios were in operation: the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Free Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio (the "Portfolios"). The Portfolios commenced operations as follows:


-----------------------------------------------------------------------------------
PORTFOLIO NAME                                       COMMENCEMENT DATE
-----------------------------------------------------------------------------------
State Street Money Market Portfolio                  August 12, 2004
-----------------------------------------------------------------------------------
State Street Tax Free Money Market Portfolio         February 7, 2007
-----------------------------------------------------------------------------------
State Street U.S. Government Money Market Portfolio  October 17, 2007
-----------------------------------------------------------------------------------
State Street Treasury Money Market Portfolio         October 25, 2007
-----------------------------------------------------------------------------------
State Street Treasury Plus Money Market Portfolio    October 24, 2007
-----------------------------------------------------------------------------------


The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

The Portfolios' investment objectives are as follows:


----------------------------------------------------------------------------------
PORTFOLIO NAME                            INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------
State Street Money Market Portfolio       To seek to maximize current income, to
                                          the extent consistent with the
                                          preservation of capital and liquidity by
                                          investing in dollar denominated
                                          securities.
----------------------------------------------------------------------------------
State Street Tax Free Money Market        To seek to maximize current income,
Portfolio                                 exempt from federal income taxes, to the
                                          extent consistent with the preservation
                                          of capital and liquidity.
----------------------------------------------------------------------------------
State Street U.S. Government Money        To seek to maximize current income, to
Market Portfolio                          the extent consistent with the
                                          preservation of capital and liquidity by
                                          investing in U.S. government securities
                                          and in repurchase agreements
                                          collateralized by U.S. government
                                          securities.
----------------------------------------------------------------------------------
State Street Treasury Money Market        To seek a high level of current income
Portfolio                                 consistent with preserving principal and
                                          liquidity.
----------------------------------------------------------------------------------
State Street Treasury Plus Money Market   To seek a high level of current income
Portfolio                                 consistent with preserving principal and
                                          liquidity by investing in a portfolio
                                          consisting principally of U.S. Treasury
                                          securities and repurchase agreements
                                          collateralized by such securities.
----------------------------------------------------------------------------------


2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

SECURITY VALUATION - As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolios adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolios' investments.

The three tier hierarchy of inputs is summarized below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

     - Level 3 -- significant unobservable inputs (including a Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Portfolios' assets carried at fair value:

----------------------------------------------------------------------------------------------------------------------------------
                                                                          INVESTMENTS IN
                                                                            SECURITIES
                               ---------------------------------------------------------------------------------------------------
                                                     STATE STREET TAX   STATE STREET U.S.     STATE STREET         STATE STREET
                                STATE STREET MONEY      FREE MONEY       GOVERNMENT MONEY    TREASURY MONEY    TREASURY PLUS MONEY
VALUATION INPUTS                 MARKET PORTFOLIO    MARKET PORTFOLIO    MARKET PORTFOLIO   MARKET PORTFOLIO     MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Level 1 -- Quoted Prices          $             -      $ 31,790,318       $            -     $            -       $            -
----------------------------------------------------------------------------------------------------------------------------------

Level 2 -- Other Significant
  Observable Inputs                19,166,949,697       360,859,000        4,577,755,140      3,261,963,477        1,017,280,543
----------------------------------------------------------------------------------------------------------------------------------

Level 3 -- Significant
  Unobservable Inputs                           -                 -                    -                  -                    -
----------------------------------------------------------------------------------------------------------------------------------

  Total Investments               $19,166,949,697      $392,649,318       $4,577,755,140     $3,261,963,477       $1,017,280,543
----------------------------------------------------------------------------------------------------------------------------------


The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolios' investments by category.

The Portfolios adopted updated provisions surrounding Fair Value Measurements and Disclosures effective March 31, 2010. This update applies to the Portfolios' disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended June 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been "passed through" to the Portfolios' partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

The Portfolios have reviewed the tax positions for open years as of December 31, 2009, and determined they did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 (or since inception, for Portfolios formed subsequent to 2006) through 2009 remain subject to examination by the Portfolios' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS - A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios' transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which a Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION - Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES - The Portfolios' financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3.  RELATED PARTY FEES
The Portfolios have entered into investment advisory agreements with the Adviser. The Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser's services as investment adviser, each Portfolio pays the Adviser an annual fee of 0.10% of the respective Portfolio's average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street's services as administrator, custodian and transfer agent beginning February 1, 2007, the Trust pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2010 (UNAUDITED)


described below, of the following annual percentages of the Trust's average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

                                             ANNUAL PERCENTAGE OF
ASSET LEVELS                          AVERAGE AGGREGATE DAILY NET ASSETS
------------                         -----------------------------------
First $400 million                                 0.03%
Next $15 billion                                   0.02%
Thereafter                                         0.01%
Minimum annual fee per Portfolio                   $150,000


4.  TRUSTEES' FEES
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5.  INDEMNIFICATIONS
The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

6.  SUBSEQUENT EVENTS
In accordance with provisions surrounding Subsequent Events adopted by the Portfolios, management has evaluated the possibility of subsequent events existing in the Portfolios' financial statements. Management has determined that there are no material events that would require disclosure in the Portfolios' financial statements.

STATE STREET MASTER FUNDS
GENERAL INFORMATION (UNAUDITED)
JUNE 30, 2010

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MASTER FUNDS
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2010
                                   (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2010 to June 30, 2010.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2010


-----------------------------------------------------------------------------------------
                                             BEGINNING          ENDING      EXPENSES PAID
                                           ACCOUNT VALUE    ACCOUNT VALUE       DURING
                                          JANUARY 1, 2010   JUNE 30, 2010      PERIOD *
-----------------------------------------------------------------------------------------
Based on Actual Portfolio Return             $1,000.00         $933.80          $0.22
-----------------------------------------------------------------------------------------
Based on Hypothetical (5% return before
  expenses)                                  $1,000.00        $1,024.57         $0.23
-----------------------------------------------------------------------------------------



  * The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2010 was 0.045%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                             JUNE 30, 2010
--------------------------------------------------------------------------------
Common Stocks                                                               97.4%
--------------------------------------------------------------------------------
Money Market Funds                                                           2.1
--------------------------------------------------------------------------------
U.S. Government Securities                                                   0.4
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                        0.1
--------------------------------------------------------------------------------
TOTAL                                                                      100.0%
--------------------------------------------------------------------------------




TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS) *              JUNE 30, 2010
--------------------------------------------------------------------------------
Information Technology                                                      17.2%
--------------------------------------------------------------------------------
Financials                                                                  16.5
--------------------------------------------------------------------------------
Health Care                                                                 11.6
--------------------------------------------------------------------------------
Consumer Staples                                                            11.2
--------------------------------------------------------------------------------
Energy                                                                      10.5
--------------------------------------------------------------------------------
TOTAL                                                                       67.0%
--------------------------------------------------------------------------------


* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)


                                            MARKET
                                             VALUE
                                SHARES       (000)
                              ---------   ----------
COMMON STOCKS - 97.4%
CONSUMER
  DISCRETIONARY - 10.2%
  Abercrombie & Fitch Co.
     Class A                     15,846   $      486
  Amazon.Com, Inc.(a)            61,992        6,773
  Apollo Group, Inc.
     Class A(a)                  23,129          982
  AutoNation, Inc.(a)            16,963          331
  AutoZone, Inc.(a)               5,464        1,056
  Bed Bath & Beyond, Inc.(a)     45,645        1,693
  Best Buy Co., Inc.             64,019        2,168
  Big Lots, Inc.(a)              12,727          408
  CarMax, Inc.(a)                40,300          802
  Carnival Corp.                 79,250        2,397
  CBS Corp. Class B             126,503        1,636
  Coach, Inc.                    57,528        2,103
  Comcast Corp. Class A         513,748        8,924
  D.R. Horton, Inc.              52,876          520
  Darden Restaurants, Inc.       24,588          955
  DeVry, Inc.                    10,400          546
  Direct TV. Class A(a)         165,777        5,623
  Discovery Communications,
     Inc. Class A(a)             50,000        1,786
  Eastman Kodak Co.(a)           54,482          236
  eBay, Inc.(a)                 205,503        4,030
  Expedia, Inc.                  38,815          729
  Family Dollar Stores,
     Inc.                        25,558          963
  Ford Motor Co.(a)             610,598        6,155
  Fortune Brands, Inc.           27,245        1,067
  GameStop Corp. Class A(a)      26,800          504
  Gannett Co., Inc.              42,074          566
  Gap, Inc.                      87,498        1,703
  Genuine Parts Co.              29,509        1,164
  Goodyear Tire & Rubber
     Co.(a)                      42,357          421
  H&R Block, Inc.                60,415          948
  Harley-Davidson, Inc.          42,501          945
  Harman International
     Industries, Inc.(a)         12,621          377
  Hasbro, Inc.                   24,525        1,008
  Home Depot, Inc.              307,812        8,640
  Host Hotels & Resorts,
     Inc.                       122,521        1,652
  International Game
     Technology                  53,619          842
  Interpublic Group of Cos.,
     Inc.(a)                     83,894          598
  JC Penney Co., Inc.            40,010          859
  Johnson Controls, Inc.        122,386        3,289
  Kohl's Corp.(a)                55,933        2,657
  Lennar Corp. Class A           25,931          361
  Limited Brands                 45,467        1,003
  Lowe's Cos., Inc.             260,762        5,325
  Macy's, Inc.                   72,423        1,296
  Marriot International,
     Inc. Class A                45,350        1,358
  Mattel, Inc.                   67,276        1,424
  McDonald's Corp.              194,625       12,820
  McGraw-Hill, Inc.              55,266        1,555
  Meredith Corp.                  7,889          246
  New York Times Co. Class
     A(a)                        22,922          198
  Newell Rubbermaid, Inc.        50,693          742
  News Corp. Class A            409,009        4,892
  NIKE, Inc. Class B             70,852        4,786
  Nordstrom, Inc.                29,533          951
  O'Reilly Automotive,
     Inc.(a)                     24,600        1,170
  Office Depot, Inc.(a)          51,256          207
  Omnicom Group, Inc.            54,641        1,874
  Polo Ralph Lauren Corp.        10,615          775
  Priceline.com, Inc.(a)          8,890        1,569
  Pulte Homes, Inc.(a)           54,705          453
  Radioshack Corp.               20,103          392
  Ross Stores, Inc.              22,300        1,188
  Scripps Networks
     Interactive, Inc.
     Class A                     17,135          691
  Sears Holdings Corp.(a)         8,174          528
  Snap-On, Inc.                   9,212          377
  Stanley Black & Decker,
     Inc.                        30,007        1,516
  Staples, Inc.                 133,133        2,536
  Starbucks Corp.               135,361        3,289
  Starwood Hotels & Resorts
     Worldwide, Inc.             34,447        1,427
  Target Corp.                  136,316        6,703
  Tiffany & Co.                  22,880          867
  Time Warner Cable, Inc.        64,271        3,347
  Time Warner, Inc.             208,591        6,030
  TJX Cos., Inc.                 76,506        3,209
  Urban Outfitters, Inc.(a)      23,900          822
  V.F. Corp.                     16,393        1,167
  Viacom, Inc. Class B          110,622        3,470
  Walt Disney Co.               355,645       11,203
  Washington Post Co.
     Class B                        960          394
  Whirlpool Corp.                13,661        1,200
  Wyndham Worldwide Corp.        29,699          598
  Wynn Resorts, Ltd.             12,300          938
  Yum! Brands, Inc.              85,492        3,338
                                          ----------
                                             176,777
                                          ----------
CONSUMER STAPLES - 11.2%
  Altria Group, Inc.            377,099        7,557
  Archer-Daniels-Midland
     Co.                        117,224        3,027
  Avon Products, Inc.            78,360        2,077
  Brown-Forman Corp. Class B     18,655        1,068
  Campbell Soup Co.              34,065        1,221
  Clorox Co.                     24,143        1,501
  Coca-Cola Co.                 416,411       20,870
  Coca-Cola Enterprises,
     Inc.                        56,701        1,466
  Colgate-Palmolive Co.          89,501        7,049
  ConAgra Foods, Inc.            82,675        1,928
  Constellation Brands, Inc.
     Class A(a)                  37,426          585
  Costco Wholesale Corp.         79,889        4,380
  CVS Caremark Corp.            251,932        7,387
  Dean Foods Co.(a)              33,458          337
  Dr Pepper Snapple Group,
     Inc.                        46,800        1,750
  Estee Lauder Cos., Inc.
     Class A                     20,952        1,168
  General Mills, Inc.           119,864        4,258
  H.J. Heinz Co.                 55,669        2,406
  Hormel Foods Corp.             13,400          542
  Kellogg Co.                    44,835        2,255
  Kimberly-Clark Corp.           75,700        4,590
  Kraft Foods, Inc. Class A     314,409        8,803
  Kroger Co.                    118,976        2,343
  Lorillard, Inc.                28,361        2,041
  McCormick & Co., Inc.          23,953          909
  Molson Coors Brewing Co.,
     Class B                     28,262        1,197
  PepsiCo, Inc.                 292,454       17,825
  Philip Morris
     International, Inc.        335,999       15,402
  Procter & Gamble Co.          521,519       31,281
  Reynolds American, Inc.        31,187        1,625
  Safeway, Inc.                  71,864        1,413
  Sara Lee Corp.                116,034        1,636


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

                                            MARKET
                                             VALUE
                                SHARES       (000)
                              ---------   ----------
COMMON STOCKS - (CONTINUED)
CONSUMER STAPLES - (CONTINUED)
  SuperValu, Inc.                34,848   $      378
  Sysco Corp.                   108,009        3,086
  The Hershey Company            30,782        1,475
  The J.M. Smucker Co.           20,260        1,220
  Tyson Foods, Inc., Class A     51,235          840
  Wal-Mart Stores, Inc.         376,602       18,103
  Walgreen Co.                  178,918        4,777
  Whole Foods Market,
     Inc.(a)                     31,633        1,139
                                          ----------
                                             192,915
                                          ----------
ENERGY - 10.5%
  Anadarko Petroleum Corp.       89,626        3,235
  Apache Corp.                   61,025        5,138
  Baker Hughes, Inc.             78,273        3,254
  Cabot Oil & Gas Corp.          17,300          542
  Cameron International
     Corp.(a)                    45,100        1,467
  Chesapeake Energy Corp.       114,482        2,398
  Chevron Corp.(b)              362,746       24,616
  ConocoPhillips                268,830       13,197
  Consol Energy, Inc.            38,973        1,316
  Denbury Resources, Inc.(a)     69,800        1,022
  Devon Energy Corp.             81,151        4,944
  Diamond Offshore Drilling,
     Inc.                        11,300          703
  El Paso Corp.                 131,592        1,462
  EOG Resources, Inc.            45,917        4,517
  EQT Corp.                      26,800          968
  ExxonMobil Corp.(b)           927,447       52,929
  FMC Technologies, Inc.(a)      20,800        1,095
  Halliburton Co.               164,634        4,042
  Helmerich & Payne, Inc.        18,600          679
  Hess Corp.                     53,201        2,678
  Marathon Oil Corp.            128,777        4,004
  Massey Energy Co.              20,400          558
  Murphy Oil Corp.               33,441        1,657
  Nabors Industries, Ltd.(a)     48,204          849
  National Oilwell Varco,
     Inc.                        76,457        2,528
  Noble Energy, Inc.             30,510        1,841
  Occidental Petroleum
     Corp.                      146,844       11,329
  Peabody Energy Corp.           47,024        1,840
  Pioneer Natural Resources
     Co.                         21,400        1,272
  Questar Corp.                  32,768        1,491
  Range Resources Corp.          28,700        1,152
  Rowan Cos., Inc.(a)            19,620          430
  Schlumberger, Ltd.            216,375       11,974
  Smith International, Inc.      44,334        1,669
  Southwestern Energy Co.(a)     63,200        2,442
  Spectra Energy Corp.          113,998        2,288
  Sunoco, Inc.                   20,384          709
  Tesoro Corp.                   26,365          308
  Valero Energy Corp.            98,009        1,762
  Williams Cos., Inc.           102,568        1,875
                                          ----------
                                             182,180
                                          ----------
FINANCIALS - 16.5%
  AFLAC, Inc.                    85,390        3,644
  Allstate Corp.                 98,006        2,816
  American Express Co.          216,764        8,605
  American International
     Group, Inc.(a)              24,133          831
  Ameriprise Financial,
     Inc.                        47,007        1,698
  AON Corp.                      49,047        1,821
  Apartment Investment &
     Management Co. Class A      21,052          408
  Assurant, Inc.                 20,831          723
  AvalonBay Communities,
     Inc.                        14,398        1,344
  Bank of America Corp.       1,811,671       26,034
  Bank of New York Mellon
     Corp.                      219,285        5,414
  BB&T Corp.                    125,770        3,309
  Berkshire Hathaway, Inc.
     Class B(a)                 299,003       23,828
  Boston Properties, Inc.        25,467        1,817
  Capital One Financial
     Corp.                       82,963        3,343
  CB Richard Ellis Group,
     Inc. Class A(a)             47,275          643
  Charles Schwab Corp.          178,593        2,532
  Chubb Corp.                    59,975        2,999
  Cincinnati Financial
     Corp.                       27,114          701
  Citigroup, Inc.(a)(b)       4,100,502       15,418
  CME Group, Inc.                12,091        3,404
  Comerica, Inc.                 33,344        1,228
  Developers Diversified
     Realty Corp.                 1,532           15
  Discover Financial
     Services                   100,705        1,408
  E*Trade Financial Corp.(a)     30,531          361
  Equity Residential             51,657        2,151
  Federated Investors, Inc.
     Class B                     14,870          308
  Fifth Third Bancorp           137,816        1,694
  First Horizon National
     Corp.(a)                    44,500          509
  Franklin Resources, Inc.       27,180        2,343
  Genworth Financial, Inc.
     Class A(a)                  83,951        1,097
  Goldman Sachs Group, Inc.      93,434       12,265
  Hartford Financial
     Services Group, Inc.        78,297        1,733
  HCP, Inc.                      50,600        1,632
  Health Care REIT, Inc.         20,800          876
  Hudson City Bancorp, Inc.      84,392        1,033
  Huntington Bancshares,
     Inc.                       118,556          657
  IntercontinentalExchange,
     Inc.(a)                     13,780        1,558
  Invesco Ltd.                   84,800        1,427
  J.P. Morgan Chase & Co.       717,515       26,268
  Janus Capital Group, Inc.      36,007          320
  KeyCorp                       155,975        1,199
  Kimco Realty Corp.             71,369          959
  Legg Mason, Inc.               27,042          758
  Leucadia National Corp.(a)     35,436          691
  Lincoln National Corp.         51,992        1,263
  Loews Corp.                    62,531        2,083
  M & T Bank Corp.               14,137        1,201
  Marsh & McLennan Cos.,
     Inc.                       100,253        2,261
  Marshall & Ilsley Corp.        86,593          622
  Mastercard, Inc. Class A       17,600        3,512
  MetLife, Inc.                 148,596        5,611
  Moody's Corp.                  34,766          693
  Morgan Stanley                253,530        5,884
  NASDAQ OMX Group, Inc.(a)      28,600          508
  Northern Trust Corp.           42,506        1,985
  NYSE Euronext                  47,300        1,307
  Paychex, Inc.                  55,738        1,447
  People's United Financial,
     Inc.                        69,500          938
  PNC Financial Services
     Group, Inc.                 93,817        5,301
  Principal Financial Group,
     Inc.                        58,991        1,383


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

                                            MARKET
                                             VALUE
                                SHARES       (000)
                              ---------   ----------
COMMON STOCKS - (CONTINUED)
FINANCIALS - (CONTINUED)
  Progressive Corp.             117,301   $    2,196
  ProLogis                       88,691          898
  Prudential Financial,
     Inc.                        84,439        4,531
  Public Storage, Inc.           25,187        2,214
  Regions Financial Corp.       206,189        1,357
  Simon Property Group,
     Inc.                        52,715        4,257
  SLM Corp.(a)                   92,354          960
  State Street Corp.(c)          90,325        3,055
  SunTrust Banks, Inc.           87,618        2,041
  T. Rowe Price Group, Inc.      45,275        2,010
  Torchmark Corp.                15,021          744
  Total System Services,
     Inc.                        37,775          514
  Travelers Cos., Inc.           90,604        4,462
  U.S. Bancorp                  346,652        7,748
  Unum Group                     60,129        1,305
  Ventas, Inc.                   26,700        1,254
  Visa, Inc.                     81,000        5,731
  Vornado Realty Trust           28,914        2,109
  Wells Fargo Co.               943,949       24,165
  Western Union Co.             125,385        1,869
  XL Capital, Ltd. Class A       58,768          941
  Zions Bancorp                  25,453          549
                                          ----------
                                             284,731
                                          ----------
HEALTH CARE -- 11.6%
  Abbott Laboratories           280,806       13,136
  Aetna, Inc.                    78,950        2,083
  Allergan, Inc.                 56,092        3,268
  AmerisourceBergen Corp.        49,686        1,577
  Amgen, Inc.(a)                174,136        9,160
  Baxter International,
     Inc.                       109,561        4,453
  Becton, Dickinson & Co.        42,997        2,907
  Biogen Idec, Inc.(a)           49,431        2,345
  Boston Scientific Corp.(a)    265,834        1,542
  Bristol-Myers Squibb Co.      310,616        7,747
  C.R. Bard, Inc.                16,497        1,279
  Cardinal Health, Inc.          63,757        2,143
  CareFusion Corp.(a)            31,178          708
  Celgene Corp.(a)               83,618        4,249
  Cephalon, Inc.(a)              13,300          755
  Cerner Corp.(a)                11,700          888
  CIGNA Corp.                    51,596        1,603
  Coventry Health Care,
     Inc.(a)                     26,203          463
  DaVita, Inc.(a)                18,200        1,136
  Dentsply International,
     Inc.                        26,700          799
  Eli Lilly & Co.               184,075        6,166
  Express Scripts, Inc.(a)       99,998        4,702
  Forest Laboratories,
     Inc.(a)                     52,202        1,432
  Genzyme Corp.(a)               48,692        2,472
  Gilead Sciences, Inc.(a)      163,999        5,622
  Hospira, Inc.(a)               29,203        1,678
  Humana, Inc.(a)                29,307        1,338
  Intuitive Surgical,
     Inc.(a)                      7,100        2,241
  Johnson & Johnson             499,549       29,503
  King Pharmaceuticals,
     Inc.(a)                     48,592          369
  Laboratory Corp. of
     America Holdings(a)         18,422        1,388
  Life Technologies Corp.(a)     33,287        1,573
  McKesson Corp.                 49,855        3,348
  Mead Johnson Nutrition
     Co.                         35,818        1,795
  Medco Health Solutions,
     Inc.(a)                     84,268        4,641
  Medtronic, Inc.               200,178        7,260
  Merck & Co., Inc.             562,870       19,684
  Millipore Corp.(a)              9,335          996
  Mylan, Inc.(a)                 54,109          922
  Patterson Cos., Inc.           18,294          522
  Pfizer, Inc.                1,457,911       20,790
  Quest Diagnostics, Inc.        27,100        1,349
  St. Jude Medical, Inc.(a)      59,626        2,152
  Stryker Corp.                  51,689        2,588
  Tenet Healthcare Corp.(a)      73,370          318
  UnitedHealth Group, Inc.      209,896        5,961
  Varian Medical Systems,
     Inc.(a)                     23,060        1,206
  Watson Pharmaceuticals,
     Inc.(a)                     17,746          720
  Wellpoint, Inc.(a)             78,238        3,828
  Zimmer Holdings, Inc.(a)       37,152        2,008
                                          ----------
                                             200,813
                                          ----------
INDUSTRIALS - 10.4%
  3M Co.                        128,872       10,180
  Amphenol Corp. Class A         31,200        1,226
  Avery Dennison Corp.           21,188          681
  Boeing Co.                    137,088        8,602
  Caterpillar, Inc.             113,279        6,805
  CH Robinson Worldwide,
     Inc.                        29,061        1,618
  Cintas Corp.                   25,088          601
  CSX Corp.                      71,038        3,526
  Cummins, Inc.                  35,158        2,290
  Danaher Corp.                  95,372        3,540
  Deere & Co.                    77,137        4,295
  Dover Corp.                    34,395        1,437
  Eaton Corp.                    30,995        2,028
  Emerson Electric Co.          136,448        5,961
  Equifax, Inc.                  22,083          620
  Expeditors International
     Washington, Inc.            39,220        1,353
  Fastenal Co.                   22,500        1,129
  FedEx Corp.                    56,900        3,989
  First Solar, Inc.(a)            8,670          987
  Flir Systems, Inc.(a)          28,900          841
  Flowserve Corp.                10,500          890
  Fluor Corp.                    32,260        1,371
  General Dynamics Corp.         70,161        4,109
  General Electric Co.(b)     1,926,733       27,783
  Goodrich Co.                   22,445        1,487
  Honeywell International,
     Inc.                       138,781        5,417
  Illinois Tool Works, Inc.      70,571        2,913
  Iron Mountain, Inc.            32,200          723
  ITT Industries, Inc.           31,592        1,419
  Jacobs Engineering Group,
     Inc.(a)                     22,300          813
  L-3 Communications
     Holdings, Inc.              20,303        1,438
  Leggett & Platt, Inc.          27,098          544
  Lockheed Martin Corp.          57,352        4,273
  Masco Corp.                    64,323          692
  Monster Worldwide, Inc.(a)     22,609          263
  Norfolk Southern Corp.         67,255        3,568
  Northrop Grumman Corp.         55,211        3,006
  PACCAR, Inc.                   66,474        2,650


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

                                            MARKET
                                             VALUE
                                SHARES       (000)
                              ---------   ----------
COMMON STOCKS - (CONTINUED)
INDUSTRIALS - (CONTINUED)
  Pall Corp.                     21,509   $      739
  Parker-Hannifin Corp.          29,603        1,642
  Pitney Bowes, Inc.             34,927          767
  Precision Castparts Corp.      25,907        2,666
  Quanta Services, Inc.(a)       39,500          816
  R.R. Donnelley & Sons Co.      36,109          591
  Raytheon Co.                   69,082        3,343
  Republic Services, Inc.        60,403        1,796
  Robert Half International,
     Inc.                        26,540          625
  Rockwell Automation, Inc.      24,305        1,193
  Rockwell Collins, Inc.         28,931        1,537
  Roper Industries, Inc.         17,000          951
  Ryder Systems, Inc.             7,921          319
  Southwest Airlines Co.        136,986        1,522
  Stericycle, Inc.(a)            14,800          971
  Textron, Inc.                  49,939          847
  Thermo Fisher Scientific,
     Inc.(a)                     74,524        3,655
  Union Pacific Corp.            91,668        6,372
  United Parcel Service,
     Inc. Class B               179,646       10,220
  United Technologies Corp.     169,378       10,994
  W.W. Grainger, Inc.            11,469        1,141
  Waste Management, Inc.         88,539        2,770
                                          ----------
                                             180,545
                                          ----------
INFORMATION
  TECHNOLOGY - 17.2%
  Adobe Systems, Inc.(a)         95,657        2,528
  Advanced Micro Devices,
     Inc.(a)                     99,186          726
  Agilent Technologies,
     Inc.(a)                     60,468        1,719
  Akamai Technologies,
     Inc.(a)                     30,124        1,222
  Altera Corp.                   52,854        1,311
  Analog Devices, Inc.           53,269        1,484
  AOL, Inc.(a)(d)                     1            -
  Apple, Inc.(a)                164,684       41,423
  Applied Materials, Inc.       245,007        2,945
  Autodesk, Inc.(a)              41,576        1,013
  Automatic Data Processing,
     Inc.                        91,917        3,701
  BMC Software, Inc.(a)          31,221        1,081
  Broadcom Corp. Class A         75,759        2,498
  CA, Inc.                       67,099        1,235
  Cisco Systems, Inc.(a)      1,034,219       22,039
  Citrix Systems, Inc.(a)        33,967        1,434
  Cognizant Technology
     Solutions Corp.
     Class A(a)                  54,384        2,722
  Computer Sciences Corp.        27,744        1,255
  Compuware Corp.(a)             37,450          299
  Corning, Inc.                 283,076        4,572
  Dell, Inc.(a)                 313,150        3,777
  Dun & Bradstreet Corp.          9,400          631
  Electronic Arts, Inc.(a)       60,100          865
  EMC Corp.(a)                  372,184        6,811
  Fidelity National
     Information Services,
     Inc.                        58,077        1,558
  Fiserv, Inc.(a)                26,452        1,208
  Google, Inc. Class A(a)        43,690       19,440
  Harris Corp.                   23,700          987
  Hewlett-Packard Co.           425,316       18,408
  Intel Corp.                 1,008,456       19,614
  International Business
     Machines Corp.             232,242       28,677
  Intuit, Inc.(a)                57,563        2,001
  Jabil Circuit, Inc.            31,651          421
  Juniper Networks, Inc.(a)      92,593        2,113
  KLA-Tencor Corp.               30,605          853
  Lexmark International
     Group, Inc. Class A(a)      12,642          418
  Linear Technology Corp.        39,863        1,109
  LSI Corp.(a)                  114,762          528
  McAfee, Inc.(a)                28,200          866
  MEMC Electronic Materials,
     Inc.(a)                     36,378          359
  Microchip Technology,
     Inc.                        32,489          901
  Micron Technology, Inc.(a)    157,162        1,334
  Microsoft Corp.(b)          1,377,635       31,699
  Molex, Inc.                    23,305          425
  Motorola, Inc.(a)             422,265        2,753
  National Semiconductor
     Corp.                       42,096          567
  NetApp, Inc.(a)                63,057        2,353
  Novell, Inc.(a)                68,720          390
  Novellus Systems, Inc.(a)      15,230          386
  NVIDIA Corp.(a)               103,156        1,053
  Oracle Corp.                  706,562       15,163
  PerkinElmer, Inc.              21,118          437
  QLogic Corp.(a)                17,922          298
  QUALCOMM, Inc.                298,111        9,790
  Red Hat, Inc.(a)               33,300          964
  SAIC, Inc.(a)                  54,800          917
  Salesforce.com, Inc.(a)        19,700        1,691
  SanDisk Corp.(a)               40,667        1,711
  Symantec Corp.(a)             147,863        2,052
  Tellabs, Inc.                  73,830          472
  Teradata Corp.(a)              28,920          882
  Teradyne, Inc.(a)              28,149          274
  Texas Instruments, Inc.       225,399        5,247
  VeriSign, Inc.(a)              32,421          861
  Waters Corp.(a)                17,365        1,124
  Western Digital Corp.(a)       43,000        1,297
  Xerox Corp.                   247,701        1,992
  Xilinx, Inc.                   51,302        1,296
  Yahoo!, Inc.(a)               217,019        3,001
                                          ----------
                                             297,181
                                          ----------
MATERIALS - 3.4%
  Air Products & Chemicals,
     Inc.                        38,809        2,515
  Airgas, Inc.                   14,300          889
  AK Steel Holding Corp.         20,000          238
  Alcoa, Inc.                   187,149        1,883
  Allegheny Technologies,
     Inc.                        17,228          761
  Ball Corp.                     17,262          912
  Bemis Co., Inc.                21,162          571
  CF Industries Holdings,
     Inc.                        12,650          803
  Cliffs Natural Resources,
     Inc.                        23,400        1,104
  Dow Chemical Co.              208,828        4,953
  E.I. Du Pont de Nemours &
     Co.                        164,012        5,673
  Eastman Chemical Co.           12,204          651
  Ecolab, Inc.                   40,966        1,840
  FMC Corp.                      12,600          724
  Freeport-McMoRan Copper &
     Gold, Inc. Class B          85,352        5,047


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

                                            MARKET
                                             VALUE
                                SHARES       (000)
                              ---------   ----------
COMMON STOCKS - (CONTINUED)
MATERIALS - (CONTINUED)
  International Flavors &
     Fragrances, Inc.            13,031   $      553
  International Paper Co.        75,811        1,716
  MeadWestvaco Corp.             30,320          673
  Monsanto Co.                   99,155        4,583
  Newmont Mining Corp.           89,206        5,508
  Nucor Corp.                    57,654        2,207
  Owens-Illinois, Inc.(a)        30,400          804
  Pactiv Corp.(a)                22,615          630
  Plum Creek Timber Co.,
     Inc.                        29,311        1,012
  PPG Industries, Inc.           28,971        1,750
  Praxair, Inc.                  55,711        4,233
  Sealed Air Corp.               29,692          586
  Sherwin-Williams Co.           17,096        1,183
  Sigma-Aldrich Corp.            20,934        1,043
  Titanium Metals Corp.(a)       16,600          292
  United States Steel Corp.      26,678        1,028
  Vulcan Materials Co.           22,561          989
  Weyerhaeuser Co.               36,537        1,286
                                          ----------
                                              58,640
                                          ----------
TELECOMMUNICATION
  SERVICES - 2.9%
  American Tower Corp. Class
     A(a)                        73,400        3,266
  AT&T, Inc.                  1,065,950       25,785
  CenturyTel, Inc.               52,073        1,735
  Frontier Communications
     Corp.                       60,384          429
  JDS Uniphase Corp.(a)          42,723          420
  MetroPCS Communications,
     Inc.(a)                     51,700          423
  Qwest Communications
     International, Inc.        275,190        1,445
  Sprint Nextel Corp.(a)        520,165        2,206
  Verizon Communications,
     Inc.                       512,666       14,365
  Windstream Corp.               90,413          955
                                          ----------
                                              51,029
                                          ----------
UTILITIES - 3.5%
  AES Corp.(a)                  115,195        1,064
  Allegheny Energy, Inc.         28,359          587
  Ameren Corp.                   40,160          955
  American Electric Power
     Co., Inc.                   87,352        2,822
  CenterPoint Energy, Inc.       77,511        1,020
  CMS Energy Corp.               37,956          556
  Consolidated Edison, Inc.      52,152        2,248
  Constellation Energy
     Group, Inc.                 34,214        1,103
  Dominion Resources, Inc.      109,162        4,229
  DTE Energy Co.                 29,884        1,363
  Duke Energy Corp.             238,420        3,815
  Edison International           57,119        1,812
  Entergy Corp.                  34,598        2,478
  Exelon Corp.                  119,921        4,553
  FirstEnergy Corp.              53,707        1,892
  Integrys Energy Group,
     Inc.                        14,716          644
  NextEra Energy, Inc.           75,221        3,668
  Nicor, Inc.                     9,400          381
  NiSource, Inc.                 48,582          704
  Northeast Utilities            32,000          815
  NRG Energy, Inc.(a)            47,200        1,001
  Oneok, Inc.                    18,600          804
  Pepco Holdings, Inc.           41,700          654
  PG&E Corp.                     67,826        2,788
  Pinnacle West Capital
     Corp.                       20,360          740
  PPL Corp.                      82,375        2,055
  Progress Energy, Inc.          52,281        2,050
  Public Service Enterprise
     Group, Inc.                 92,324        2,893
  SCANA Corp.                    18,300          654
  Sempra Energy                  43,386        2,030
  Southern Co.                  149,043        4,960
  TECO Energy, Inc.              34,951          527
  Wisconsin Energy Corp.         20,100        1,020
  Xcel Energy, Inc.              79,151        1,631
                                          ----------
                                              60,516
                                          ----------
  TOTAL COMMON STOCKS
     (Cost $1,329,377)                     1,685,327
                                          ----------




                                PAR
                               AMOUNT
                               (000)
                              -------
U.S. GOVERNMENT SECURITIES - 0.4%
United States Treasury
  Bill(b)(e)(f) 0.08% due
  10/14/10                    $ 3,715        3,714
United States Treasury
  Bill(b)(e)(f) 0.13% due
  09/16/10                      3,000        2,999
                                        ----------
TOTAL U.S. GOVERNMENT
  SECURITIES (Cost $6,713)                   6,713
                                        ----------


                               SHARES
                               (000)
                              -------
MONEY MARKET FUNDS - 2.1%
AIM Short Term Investment
  Prime Portfolio              35,549       35,549
Federated Money Market
  Obligations Trust               576          576
                                        ----------
TOTAL MONEY MARKET FUNDS
  (Cost $36,125)                            36,125
                                        ----------
TOTAL INVESTMENTS(G)+ - 99.9%
  (Identified Cost $1,372,215)           1,728,165
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                         1,807
                                        ----------
NET ASSETS - 100.0%                     $1,729,972
                                        ==========



--------

   (a) Non-income producing security.

   (b) All or part of this security has been designated as collateral for futures contracts.

   (c) Affiliated issuer. See table that follows for more information.

   (d) Amount is less than $1,000.

   (e) Rate represents annualized yield at date of purchase.


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2010 (UNAUDITED)



   (f) Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

   (g) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

    +  See Note 2 of the Notes to Financial Statements.

                                         UNREALIZED
                            NUMBER OF   DEPRECIATION
                            CONTRACTS       (000)
                            ---------   ------------
Schedule of Futures
  Contracts S&P 500
  Financial Futures
  Contracts (long)
  Expiration Date 09/2010      894         $(2,753)
                                           -------
Total unrealized
  depreciation on open
  futures contracts
  purchased                                $(2,753)
                                           =======





AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at June 30, 2010 is listed in the Portfolio of Investments.

                                                                                                               INCOME EARNED
                                        SHARES PURCHASED    SHARES SOLD FOR                      VALUE AT   FOR THE SIX MONTHS
SECURITY            NUMBER OF SHARES   FOR THE SIX MONTHS    THE SIX MONTHS   NUMBER OF SHARES   06/30/10     ENDED 06/30/10
DESCRIPTION         HELD AT 12/31/09     ENDED 06/30/10      ENDED 06/30/10   HELD AT 06/30/10     (000)           (000)
-----------         ----------------   ------------------   ---------------   ----------------   --------   ------------------
State Street
  Corp.                  90,925               6,300              6,900             90,325         $3,055            $2
                     REALIZED LOSS
SECURITY            ON SHARES SOLD
DESCRIPTION              (000)
-----------         --------------
State Street
  Corp.                  $(163)




                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2010 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


ASSETS
  Investments in unaffiliated issuers at market value (identified
     cost $1,368,940)                                                $1,725,110
  Investments in non-controlled affiliates at market value
     (identified cost $3,275) (Note 4)                                    3,055
                                                                     ----------
     Total investments at market value (identified cost $1,372,215)   1,728,165
  Dividends and interest                                                  2,261
                                                                     ----------
     Total assets                                                     1,730,426
LIABILITIES
  Daily variation margin on futures contracts                               389
  Management fees (Note 4)                                                   65
                                                                     ----------
     Total liabilities                                                      454
                                                                     ----------
NET ASSETS                                                           $1,729,972
                                                                     ==========




                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


INVESTMENT INCOME
  Interest                                                           $      35
  Dividend income -- unaffiliated issuers                               17,606
  Dividend income -- non-controlled affiliated issuer                        2
                                                                     ---------
     Total investment income                                            17,643
                                                                     ---------
EXPENSES
  Management fees (Note 4)                                                 415
                                                                     ---------
     Total expenses                                                        415
                                                                     ---------
NET INVESTMENT INCOME                                                $  17,228
                                                                     =========
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments -- unaffiliated issuers                                $  16,015
  Investments -- non-controlled affiliated issuer                         (163)
  Futures contracts                                                       (236)
                                                                     ---------
                                                                        15,616
Net change in net unrealized appreciation (depreciation) on:
  Investments                                                         (152,753)
  Futures contracts                                                     (3,300)
                                                                     ---------
                                                                      (156,053)
                                                                     ---------
Net realized and unrealized loss                                      (140,437)
                                                                     ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(123,209)
                                                                     =========




                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                           FOR THE
                                                      SIX MONTHS ENDED        FOR THE
                                                        JUNE 30, 2010        YEAR ENDED
                                                         (UNAUDITED)     DECEMBER 31, 2009
                                                      ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                  $   17,228          $   38,199
  Net realized gain (loss) on investments and
     futures contracts                                       15,616             (88,220)
  Net change in net unrealized appreciation
     (depreciation) on investments and futures
     contracts                                             (156,053)            473,395
                                                         ----------          ----------
     Net increase (decrease) in net assets resulting
       from operations                                     (123,209)            423,374
                                                         ----------          ----------
CAPITAL TRANSACTIONS:
  Contributions                                             171,603             267,641
  Withdrawals                                              (211,808)           (319,837)
                                                         ----------          ----------
     Net decrease in net assets from capital
       transactions                                         (40,205)            (52,196)
                                                         ----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS                      (163,414)            371,178
NET ASSETS
  Beginning of period                                     1,893,386           1,522,208
                                                         ----------          ----------
  End of period                                          $1,729,972          $1,893,386
                                                         ==========          ==========




                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected supplemental data and ratios to average net assets:


                           SIX MONTHS
                             ENDED
                            06/30/10   YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                          (UNAUDITED)   12/31/09    12/31/08     12/31/07     12/31/06     12/31/05
                          -----------  ----------  ----------   ----------   ----------   ----------
SUPPLEMENTAL DATA AND
  RATIOS:
  Net assets, end of
     period (in
     thousands)            $1,729,972  $1,893,386  $1,522,208   $2,422,377   $2,766,696   $2,453,109
Ratios to average net
  assets:
  Operating expenses            0.045%*     0.045%      0.045%       0.045%       0.045%       0.045%
  Net investment income          1.87%*      2.28%       2.30%        1.96%        1.94%        1.84%
Portfolio turnover
  rate(a)                          10%**       19%         14%          12%          10%           8%
Total return(b)                 (6.62)%**   26.50%     (37.02)%       5.49%       15.75%        4.87%



--------

(a)    The portfolio turnover rate excludes in-kind security transactions.

(b) Results represent past performance and are not indicative of future results.

*      Annualized.

(**)   Not annualized.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010 (UNAUDITED)

1. ORGANIZATION
State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2010, the following Portfolios were in operation: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION - The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2010 (UNAUDITED)


advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments.

The three tier hierarchy of inputs is summarized below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Portfolio's assets carried at fair value (amounts in thousands):

                              QUOTED PRICES IN
                             ACTIVE MARKETS FOR   SIGNIFICANT OTHER       SIGNIFICANT
                              IDENTICAL ASSETS    OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
DESCRIPTION                       (LEVEL 1)           (LEVEL 2)            (LEVEL 3)           TOTAL
-----------                  ------------------   -----------------   -------------------   ----------
INVESTMENTS:
  Common Stocks                  $ 1,685,327            $    -            $          -      $1,685,327
  U.S. Government
     Securities                            -             6,713                       -           6,713
  Money Market Funds                  36,125                 -                       -          36,125
OTHER LIABILITIES:
  Futures contracts                   (2,753)                -                       -          (2,753)
                                 -----------            ------            ------------      ----------
TOTAL ASSETS AND
  LIABILITIES                     $1,718,699            $6,713                      $-      $1,725,412
                                 ===========            ======            ============      ==========



The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio's investments by category.

The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures effective March 31, 2010. This update applies to the Portfolio's disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended June 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2010 (UNAUDITED)


accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2009, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 through 2009 remain subject to examination by the Portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2010, the book cost of investments was $1,372,215 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $488,044 and $132,094, respectively, resulting in net appreciation of $355,950 for all securities as computed on a federal income tax basis.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The following table, grouped into appropriate risk

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2010 (UNAUDITED)


categories, discloses the amounts related to the Portfolio's use of derivative instruments and hedging activities at June 30, 2010:

LIABILITY DERIVATIVES(1) (AMOUNTS IN THOUSANDS)

                                         FOREIGN
                     INTEREST RATE      EXCHANGE          CREDIT           EQUITY          COMMODITY          OTHER
                    CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK    TOTAL
                    --------------   --------------   --------------   --------------   --------------   --------------   -------
Futures Contracts       $     -          $     -          $     -          $(2,753)         $     -          $     -      $(2,753)


   (1) Portfolio of Investments: Unrealized depreciation of futures contracts.

Transactions in derivative instruments during the six months ended June 30, 2010, were as follows:

REALIZED GAIN (LOSS)(1) (AMOUNTS IN THOUSANDS)

                                          FOREIGN
                      INTEREST RATE      EXCHANGE          CREDIT           EQUITY          COMMODITY          OTHER
                     CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK    TOTAL
                     --------------   --------------   --------------   --------------   --------------   --------------   ------
Futures Contracts        $     -          $     -          $     -          $ (236)          $     -          $     -      $ (236)


CHANGE IN APPRECIATION (DEPRECIATION)(2) (AMOUNTS IN THOUSANDS)

                                         FOREIGN
                     INTEREST RATE      EXCHANGE          CREDIT           EQUITY          COMMODITY          OTHER
                    CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK    TOTAL
                    --------------   --------------   --------------   --------------   --------------   --------------   -------
Futures Contracts       $     -          $     -          $     -          $(3,300)         $     -          $     -      $(3,300)


   (1) Statement of Operations location: Net realized gain (loss) on: Futures contracts

   (2) Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS
For the period ended June 30, 2010, purchases and sales of investment securities, excluding short-term investments, futures contracts, contributions in-kind and fair value of withdrawals, aggregated to $169,814 and $190,169, respectively.

4. RELATED PARTY FEES AND TRANSACTIONS
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets. For the period ended June 30, 2010, these fees amounted to $415.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2010 (UNAUDITED)


to its representative portion of the S&P 500(R) Index. The market value of this investment at June 30, 2010 is listed in the Portfolio of Investments.

5. TRUSTEES' FEES
Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates. These fees are paid through a unitary fee.

6. INDEMNIFICATIONS
The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7. SUBSEQUENT EVENTS
In accordance with provisions surrounding Subsequent Events adopted by the Portfolio, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements. Management has determined that there are no material events that would require disclosure in the Portfolio's financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
GENERAL INFORMATION
JUNE 30, 2010 (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                       STATE STREET SHORT-TERM TAX EXEMPT
                                 BOND PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2010
                                   (UNAUDITED)

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2010 to June 30, 2010.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2010


-----------------------------------------------------------------------------------------
                                             BEGINNING          ENDING      EXPENSES PAID
                                           ACCOUNT VALUE    ACCOUNT VALUE       DURING
                                          JANUARY 1, 2010   JUNE 30, 2010      PERIOD*
-----------------------------------------------------------------------------------------
Based on Actual Portfolio Return             $1,000.00        $1,009.20         $0.65
-----------------------------------------------------------------------------------------
Based on Hypothetical (5% return before
  expenses)                                  $1,000.00        $1,024.15         $0.65
-----------------------------------------------------------------------------------------



  * The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of June 30, 2010 was 0.13%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                             JUNE 30, 2010
--------------------------------------------------------------------------------
General Obligations                                                         29.9%
--------------------------------------------------------------------------------
Appropriation                                                               19.9
--------------------------------------------------------------------------------
Other Revenue                                                                9.5
--------------------------------------------------------------------------------
Hospital                                                                     8.2
--------------------------------------------------------------------------------
Higher Education                                                             8.1
--------------------------------------------------------------------------------
Water & Sewer                                                                5.9
--------------------------------------------------------------------------------
Public Power                                                                 5.6
--------------------------------------------------------------------------------
Cash/Money Market Fund                                                       4.4
--------------------------------------------------------------------------------
Pre Refunded/Escrow to Maturity                                              4.3
--------------------------------------------------------------------------------
Student Loan                                                                 2.4
--------------------------------------------------------------------------------
Resource Recovery                                                            1.2
--------------------------------------------------------------------------------
Tollroad                                                                     0.6
--------------------------------------------------------------------------------
TOTAL                                                                      100.0%
--------------------------------------------------------------------------------




MATURITY LADDER*                                                   JUNE 30, 2010
--------------------------------------------------------------------------------
Less than 6 months                                                           8.2%
--------------------------------------------------------------------------------
6 months - 1 year                                                           23.2
--------------------------------------------------------------------------------
1-2 years                                                                   42.9
--------------------------------------------------------------------------------
2+ years                                                                    24.6
--------------------------------------------------------------------------------
TOTAL                                                                       98.9%
--------------------------------------------------------------------------------


* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)


NAME OF ISSUER                                 INTEREST    MATURITY     PRINCIPAL      MARKET
AND TITLE OF ISSUE                               RATE        DATE        AMOUNT        VALUE
------------------                             --------   ----------   ----------   -----------
TAX-EXEMPT OBLIGATIONS - 94.5%
ALASKA - 3.1%
  Juneau City & Boro GO Unlimited, School,
     Series A                                    4.000%   06/01/2011   $2,660,000   $ 2,736,635
                                                                                    -----------
ARIZONA - 2.6%
  City of Casa Grande, GO Unlimited, INS: FSA    3.500%   07/01/2010    1,000,000     1,000,000
  Pinal County Union High School District No.
     82 Casa Grande GO Unlimited, School
     Improvement - Project of 2006, Series B     4.000%   07/01/2010    1,300,000     1,300,000
                                                                                    -----------
                                                                                      2,300,000
                                                                                    -----------
CALIFORNIA - 7.6%
  California State Public Works Board Revenue
     Bonds, Department General Service
     Buildings 8 & 9 - A                         4.000%   04/01/2012    1,260,000     1,310,223
  California Statewide Communities
     Development Authority Revenue Bonds,
     Lodi Memorial Hospital, Series A, INS:
     California Mortgage                         4.000%   12/01/2011    1,000,000     1,021,780
  Fontana Unified School District Board Antic
     Notes, GO Unlimited, Antic Notes(a)         2.690%   12/01/2012    2,500,000     2,344,525
  Irvine Unified School District Special Tax
     Community Facilities Distric No. 86-1       5.000%   09/01/2012    1,460,000     1,561,076
  San Bernardino County Transportation
     Authority Revenue Bonds, Notes -
     Series A                                    4.000%   05/01/2012      500,000       525,115
                                                                                    -----------
                                                                                      6,762,719
                                                                                    -----------
COLORADO - 1.4%
  Regional Transportation District, COP,
     Series A, INS: NPFGC                        5.000%   06/01/2011    1,165,000     1,212,695
                                                                                    -----------
CONNECTICUT - 3.0%
  Connecticut State Health & Educational
     Facility Authority, Revenue Bonds, Yale
     University Series A-3 (Next Rate Reset
     Date: 02/07/2013)(b)                        4.000%   07/01/2049    2,500,000     2,688,325
                                                                                    -----------
DELAWARE - 1.2%
  Delaware State Solid Waste Authority
     Revenue Bonds, INS: NPFGC                   5.000%   06/01/2012    1,000,000     1,068,130
                                                                                    -----------
FLORIDA - 6.3%
  County of Marion Public Improvement Revenue
     Bonds, Series 2010                          3.000%   12/01/2012      575,000       598,742
  County of Marion Public Improvement Revenue
     Bonds, Series 2010                          3.000%   12/01/2011      870,000       895,404
  Hillsborough County School Board, COP,
     Series A, INS: NPFGC                        5.500%   07/01/2012    2,000,000     2,174,060
  Palm Beach County School District, COP,
     INS: NPFGC                                  5.000%   08/01/2011    1,880,000     1,956,290
                                                                                    -----------
                                                                                      5,624,496
                                                                                    -----------
GEORGIA - 1.7%
  Georgia Municipal Gas Authority Revenue
     Bonds, Gas Portfolio III Project,
     Series I                                    2.000%   05/17/2011    1,500,000     1,519,635
                                                                                    -----------


                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                                 INTEREST    MATURITY     PRINCIPAL      MARKET
AND TITLE OF ISSUE                               RATE        DATE        AMOUNT        VALUE
------------------                             --------   ----------   ----------   -----------
TAX-EXEMPT OBLIGATIONS (CONTINUED)

ILLINOIS - 3.0%
  Chicago Park District, Personal Property
     Replacement, Series D, GO Unlimited         5.000%   01/01/2011   $1,000,000   $ 1,021,030
  City of Chicago GO Unlimited, Series B,
     INS: AMBAC                                  5.000%   01/01/2011    1,620,000     1,653,178
                                                                                    -----------
                                                                                      2,674,208
                                                                                    -----------
INDIANA - 2.0%
  Indiana Bond Bank Revenue Bonds, State
     Revolving Funding Progress, Series C        5.000%   02/01/2013    1,600,000     1,763,664
                                                                                    -----------
IOWA - 2.3%
  Waterloo Community School District School
     Revenue Bonds, Antic Notes                  3.750%   05/01/2012    2,000,000     2,046,580
                                                                                    -----------
KANSAS - 1.2%
  Johnson County Unified School District No.
     229 Blue Valley, GO Unlimited, Series A,
     INS: AGMC                                   5.000%   10/01/2012    1,000,000     1,094,520
                                                                                    -----------
LOUISIANA - 2.3%
  Louisiana Office Facilities Corp. Revenue
     Bonds, Capitol Complex Program              2.500%   03/01/2012    2,000,000     2,040,760
                                                                                    -----------
MARYLAND - 0.4%
  Maryland Health & Higher Educational
     Facilities Authority Revenue Bonds,
     University of Maryland Medical Systems,
     Series F                                    4.000%   07/01/2010      310,000       310,000
                                                                                    -----------
MASSACHUSETTS - 1.3%
  Commonwealth of Massachusetts, GO
     Unlimited, Consolidated Loan, Series E,
     INS: FSA                                    5.500%   01/01/2013    1,000,000     1,111,530
                                                                                    -----------
MICHIGAN - 1.6%
  Central Michigan University Revenue Bonds      5.000%   10/01/2012    1,315,000     1,408,286
                                                                                    -----------
MONTANA - 0.7%
  Whitefish Montana Tax Allocation, Emergency
     Services Contract Project                   3.000%   07/15/2011      605,000       616,876
                                                                                    -----------
NEVADA - 1.2%
  Clark County, Bond Bank, GO Limited, INS:
     FGIC(c)                                     5.000%   06/01/2011    1,000,000     1,041,970
                                                                                    -----------
NEW JERSEY - 4.7%
  New Jersey Economic Development Authority
     Revenue Bonds, Transportation Project
     Sublease-Series A                           5.000%   05/01/2012    1,860,000     1,989,586
  New Jersey Higher Education Assistance
     Authority Revenue Bonds, Series 1-A         4.000%   12/01/2011    2,065,000     2,146,052
                                                                                    -----------
                                                                                      4,135,638
                                                                                    -----------


                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                                 INTEREST    MATURITY     PRINCIPAL      MARKET
AND TITLE OF ISSUE                               RATE        DATE        AMOUNT        VALUE
------------------                             --------   ----------   ----------   -----------
TAX-EXEMPT OBLIGATIONS (CONTINUED)

NEW YORK - 7.1%
  City of New York GO Unlimited,
     Subseries B-1                               4.000%   09/01/2011   $2,000,000   $ 2,075,640
  New York City Transitional Finance
     Authority Aid Revenue Bonds, Series S-2     5.000%   01/15/2011    1,500,000     1,525,590
  New York State Dormitory Authority Revenue
     Bonds, Series B (Next Rate Reset Date:
     05/15/2012)(b)                              5.250%   11/15/2023    2,000,000     2,150,700
  New York State Thruway Authority Revenue
     Notes, Antic Notes                          4.000%   07/15/2011      500,000       517,710
                                                                                    -----------
                                                                                      6,269,640
                                                                                    -----------
NORTH CAROLINA - 2.3%
  North Carolina Eastern Municipal Power
     Agency Revenue Bonds, Series D              5.375%   01/01/2011    2,000,000     2,041,340
                                                                                    -----------
OHIO - 2.6%
  Ohio Higher Educational Facility Commission
     Revenue Bonds, Cleveland Clinic Health,
     Series A                                    4.000%   01/01/2012    1,000,000     1,040,820
  Ohio State Water Development Authority
     Revenue Bonds, Loan Fund Water Quality      5.000%   06/01/2012    1,155,000     1,250,773
                                                                                    -----------
                                                                                      2,291,593
                                                                                    -----------
OKLAHOMA - 3.5%
  Cleveland County Public Facilities
     Authority Revenue Bonds, Norman Public
     School Project, Series 2010                 3.500%   06/01/2012    2,000,000     2,073,200
  Oklahoma County Finance Authority Revenue
     Bonds, Putnam City Public School Project    4.000%   03/01/2013    1,000,000     1,051,140
                                                                                    -----------
                                                                                      3,124,340
                                                                                    -----------
PENNSYLVANIA - 9.2%
  Allegheny County, HDA Revenue Bonds,
     University of Pittsburgh Medical Center,
     Series B                                    5.000%   06/15/2011    1,000,000     1,040,960
  City of Philadelphia Water & Wastewater
     Revenue Bonds, Series A, INS: AMBAC         5.000%   08/01/2012    1,980,000     2,124,461
  Lehigh County, General Purpose Hospital
     Revenue Bonds, Lehigh Valley Health
     Network, Series A, INS: FSA                 4.000%   07/01/2010      800,000       800,000
  Pennsylvania Economic Development Financing
     Authority Revenue Bonds, Convention
     Center Project, Series A                    5.000%   06/15/2012    2,000,000     2,147,020
  Pennsylvania Higher Educational Facilities
     Authority Revenue Bonds, Series AJ          5.000%   06/15/2012    1,860,000     2,006,066
                                                                                    -----------
                                                                                      8,118,507
                                                                                    -----------
SOUTH CAROLINA - 2.4%
  South Carolina Transportation
     Infrastructure Bank Revenue Bonds,
     Series A, INS: AMBAC                        5.000%   10/01/2011    2,000,000     2,100,040
                                                                                    -----------


                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

NAME OF ISSUER                                 INTEREST    MATURITY     PRINCIPAL      MARKET
AND TITLE OF ISSUE                               RATE        DATE        AMOUNT        VALUE
------------------                             --------   ----------   ----------   -----------
TAX-EXEMPT OBLIGATIONS (CONTINUED)

TEXAS - 13.2%
  County of Harris Revenue Bonds, Tax and
     Subordinate Lien, Series B, INS: AGMC
     (Next Rate Reset Date: 08/15/2012)(b)       5.000%   08/15/2032   $2,525,000   $ 2,735,711
  County of Williamson, GO Unlimited, INS:
     FSA(c)                                      5.300%   02/15/2012    2,500,000     2,694,075
  Frisco Independent School District, GO
     Unlimited, INS: PSF GTD                     6.500%   08/15/2012    1,000,000     1,122,060
  Harris County Cultural Education Facilities
     Finance Corp Revenue Bonds, Methodist
     Hospital System                             5.000%   06/01/2012    2,000,000     2,144,880
  Texas A&M University Revenue Bonds,
     Financing System                            3.700%   05/15/2011    1,000,000     1,028,600
  Texas State Public Finance Authority
     Revenue Bonds, INS: FGIC                    4.000%   02/01/2011    1,955,000     1,995,664
                                                                                    -----------
                                                                                     11,720,990
                                                                                    -----------
UTAH - 1.5%
  Utah Associated Municipal Power Systems
     Revenue Bonds, Payson Power Project,
     Series A, INS: AGMC                         5.000%   04/01/2012    1,250,000     1,334,700
                                                                                    -----------
VIRGINIA - 1.9%
  Commonwealth of Virginia, Series B, GO
     Unlimited                                   5.000%   06/01/2011    1,655,000     1,724,758
                                                                                    -----------
WASHINGTON - 0.9%
  Washington Health Care Facilities
     Authority, Peacehealth Revenue Bonds        5.000%   11/01/2011      795,000       837,755
                                                                                    -----------
WISCONSIN - 2.3%
  State of Wisconsin GO Unlimited, Series C      4.000%   05/01/2011    2,000,000     2,059,000
                                                                                    -----------
TOTAL TAX-EXEMPT OBLIGATIONS
  (Cost $82,917,900)                                                                 83,779,330
                                                                                    -----------
MONEY MARKET FUND - 4.4%                                                   SHARES
  State Street Institutional Tax Free Money
     Market Fund, Institutional Shares (at
     net asset value)(d)(e)                                             3,886,162     3,886,162
                                                                                    -----------
TOTAL MONEY MARKET FUND
  (Cost $3,886,162)                                                                   3,886,162
                                                                                    -----------
TOTAL INVESTMENTS(F)+ - 98.9% (COST
  $86,804,062)                                                                       87,665,492
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                                            931,277
                                                                                    -----------
NET ASSETS - 100.0%                                                                 $88,596,769
                                                                                    ===========



--------
(a) Zero-coupon bond - Interest rate represents current yield maturity.

(b) Floating Rate Note - Interest rate shown is rate in effect at June 30, 2010.

(c) Date shown is pre-refunded date.

(d) Affiliated issuer. See table that follows for more information.

(e) Value determined based on Level 1 inputs established by provisions surroundings Fair Value Measurements and Disclosures. (Note 2)


                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

(f) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

 + See Note 2 of the Notes to Financial Statements.

ACRONYM    NAME
-------    ----
AGMC       Assured Guaranty Municipal Corporation
AMBAC      American Municipal Bond Assurance Corporation
COP        Certificates of Participation
FGIC       Financial Guaranty Insurance Company
FSA        Financial Security Assurance
GO         General Obligation
GTD        Guaranteed
HDA        Hospital Development Authority
INS        Insured
NPFGC      National Public Finance Guarantee Corporation
PSF        Permanent School Fund


AFFILIATE TABLE

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at June 30, 2010 is listed in the Portfolio of Investments.

                                        SHARES
                        NUMBER OF      PURCHASED      SHARES SOLD                                  INCOME EARNED   REALIZED
                          SHARES        FOR THE         FOR THE         NUMBER OF                     FOR THE        GAIN
                           HELD       SIX MONTHS      SIX MONTHS         SHARES        VALUE AT     SIX MONTHS    ON SHARES
SECURITY DESCRIPTION   AT 12/31/09  ENDED 06/30/10  ENDED 06/30/10  HELD AT 06/30/10   06/30/10   ENDED 06/30/10     SOLD
--------------------   -----------  --------------  --------------  ----------------  ----------  --------------  ---------
State Street
Institutional Tax
Free Money Market
Fund, Institutional
Shares                   470,577      19,019,922      15,604,337        3,886,162     $3,886,162       $517           $-




                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS
  Investments in unaffiliated issuers at market value (identified
     cost $82,917,900)                                              $83,779,330
  Investments in non-controlled affiliates at market value
     (identified cost $3,886,162) (Note 4)                            3,886,162
                                                                    -----------
     Total investments at market value (identified cost
       $86,804,062)                                                  87,665,492
  Interest receivable                                                   962,512
  Prepaid expenses                                                        7,470
                                                                    -----------
     Total assets                                                    88,635,474
LIABILITIES
  Management fee (Note 4)                                                 7,276
  Administration and custody fees (Note 4)                                1,233
  Professional fees                                                      29,651
  Accrued expenses and other liabilities                                    545
                                                                    -----------
     Total liabilities                                                   38,705
                                                                    -----------
NET ASSETS                                                          $88,596,769
                                                                    ===========





                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME
  Interest                                                           $ 896,112
  Dividend income - non-controlled affiliated issuer                       517
                                                                     ---------
     Total investment income                                           896,629
                                                                     ---------
EXPENSES
  Management fees (Note 4)                                              42,015
  Professional fees                                                     17,551
  Administration and custody fees (Note 4)                               6,979
  Trustee's fees (Note 5)                                                5,872
  Insurance fees                                                         4,501
  Printing fees                                                            644
  Other expenses                                                           250
                                                                     ---------
     Total expenses                                                     77,812
  Less: Fee waivers by Investment Advisor (Note 4)                     (21,664)
                                                                     ---------
     Total net expenses                                                 56,148
                                                                     ---------
NET INVESTMENT INCOME                                                $ 840,481
                                                                     =========
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments                                     $ 157,069
Net change in net unrealized depreciation on investments              (214,016)
                                                                     ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 783,534
                                                                     =========





                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                           FOR THE
                                                      SIX MONTHS ENDED        FOR THE
                                                        JUNE 30, 2010        YEAR ENDED
                                                         (UNAUDITED)     DECEMBER 31, 2009
                                                      ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                  $   840,481        $  1,922,137
  Net realized gain on investments                           157,069             522,717
  Net change in net unrealized appreciation
     (depreciation) on investments                          (214,016)            472,423
                                                         -----------        ------------
     Net increase in net assets from operations              783,534           2,917,277
                                                         -----------        ------------
CAPITAL TRANSACTIONS:
  Contributions                                           14,053,886           2,164,305
  Withdrawals                                             (6,642,152)        (26,009,977)
                                                         -----------        ------------
     Net increase (decrease) in net assets from
       capital transactions                                7,411,734         (23,845,672)
                                                         -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS                      8,195,268         (20,928,395)
NET ASSETS
Beginning of period                                       80,401,501         101,329,896
                                                         -----------        ------------
End of period                                            $88,596,769        $ 80,401,501
                                                         ===========        ============





                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected supplemental data and ratios to average net assets:

                                               SIX MONTHS
                                                 ENDED        YEAR       YEAR        PERIOD
                                                06/30/10      ENDED      ENDED       ENDED
                                              (UNAUDITED)   12/31/09   12/31/08   12/31/07(C)
                                              -----------   --------   --------   -----------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000s)              $88,597      $80,402   $101,330     $40,467
  Ratios to average net assets:
     Gross operating expenses                      0.18%*       0.21%      0.23%       0.35%*
     Net operating expenses                        0.13%*       0.10%      0.10%       0.10%*
     Net investment income                         2.00%*       2.25%      2.44%       3.58%*
     Expense waiver(a)                             0.05%*       0.11%      0.13%       0.25%*
  Portfolio turnover rate                            14%**        50%        89%         31%**
  Total return(b)                                  0.92%        3.36%      3.04%       3.33%


--------
   (a) This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

   (b) Results represent past performance and are not indicative of future results. Total returns for periods of less than one year are not annualized.

   (c) The portfolio commenced operations on February 7, 2007.

     * Annualized.

    ** Not annualized.


                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010 (UNAUDITED)

1. ORGANIZATION
The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio"). The Portfolio commenced operations on February 7, 2007. At June 30, 2010, the following Portfolios were in operation: the Portfolio, the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Portfolio and the State Street U.S. Government Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Short-Term Tax Exempt Bond Portfolio's investment objective is to seek to provide federally tax-exempt current income and liquidity. The Portfolio invests at least 80% of its assets in a diversified portfolio of investment grade municipal debt securities and maintains a dollar-weighted average portfolio duration of two years or less. The Portfolio is not a money market fund, and it is expected that the Portfolio will be managed in such a way that a feeder fund's net asset value per share will fluctuate. There is no assurance that the Portfolio will achieve its investment objective, and you could lose money by investing in the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION - The Portfolio's investments are valued each business day by independent pricing services. Fixed-income securities are valued on the basis of the closing bid price. Investments in other mutual funds are valued at the net asset value per share. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2010 (UNAUDITED)


advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments.

The three tier hierarchy of inputs is summarized below:

     - Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2010, in valuing the Portfolio's assets carried at fair value:

                             QUOTED PRICES IN
                            ACTIVE MARKETS FOR   SIGNIFICANT OTHER       SIGNIFICANT
                             IDENTICAL ASSETS    OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
DESCRIPTION                      (LEVEL 1)           (LEVEL 2)            (LEVEL 3)           TOTAL
-----------                 ------------------   -----------------   -------------------   -----------
TAX-EXEMPT OBLIGATIONS...       $        -          $83,779,330                    $-      $83,779,330
                                ----------          -----------          ------------      -----------
MONEY MARKET FUND........        3,886,162                    -                     -        3,886,162
                                ----------          -----------          ------------      -----------
TOTAL INVESTMENTS........       $3,886,162          $83,779,330          $          -      $87,665,492
                                ==========          ===========          ============      ===========



The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio's investments by category.

The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures effective March 31, 2010. This update applies to the Portfolio's disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended June 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

FEDERAL INCOME TAXES - The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2009, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years since inception through 2009 remain subject to examination by the Portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2010, the book cost of investments was $86,804,062 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $867,537 and $6,107, respectively, resulting in net appreciation of $861,430 for all securities as computed on a federal income tax basis.

USE OF ESTIMATES - The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS
For the period ended June 30, 2010, purchases and sales of investment securities, excluding short-term investments and in-kind contributions and withdrawals, aggregated to $24,433,310 and $11,736,806, respectively.

4. RELATED PARTY FEES
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"). The Adviser is responsible for the investment management of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser voluntarily agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets for the period January 1, 2010 through April 13, 2010. For the period ended June 30, 2010, the Adviser reimbursed the Portfolio $21,664 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2010 (UNAUDITED)


annual percentages of the Trust's average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

                                             ANNUAL PERCENTAGE OF
ASSET LEVELS                          AVERAGE AGGREGATE DAILY NET ASSETS
------------                          ----------------------------------
First $400 million                                 0.03%
Next $15 billion                                   0.02%
Thereafter                                         0.01%
Minimum annual fee per Portfolio                   $150,000


5. INVESTMENT SUB-ADVISER
Effective April 1, 2010, Nuveen Asset Management ("Nuveen") serves as the investment sub-adviser to the Portfolio and is responsible for the day-to-day management of the Portfolio's investments, subject to supervision by the Adviser and the Board of Trustees. For its services, the Adviser pays Nuveen 50% of the advisory fee paid by the Portfolio to the Adviser. The Portfolio is not responsible for the fees paid to Nuveen.

6. TRUSTEES' FEES
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

7. INDEMNIFICATIONS
The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

8. SUBSEQUENT EVENTS
In accordance with provisions surrounding Subsequent Events adopted by the Portfolio, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements. Management has determined that there are no material events that would require disclosure in the Portfolio's financial statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
GENERAL INFORMATION (UNAUDITED)
JUNE 30, 2010

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to this Filing.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act, as amended.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Master Funds


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President

Date: August 30, 2010


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President
    (Principal Executive Officer)

Date: August 30, 2010


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer
    (Principal Financial Officer)

Date: August 30, 2010